                                                      Registration No. 333-13087

      As filed with the Securities and Exchange Commission on February 16, 1999

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                           Post-Effective Amendment No. 3

                                      FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
              SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                       N-8B-2


A.   Exact name of trust: Sun Life of Canada (U.S.) Variable Account G

B.   Name of depositor: Sun Life Assurance Company of Canada (U.S.)

C.   Complete address of depositor's principal executive offices:

          One Sun Life Executive Park
          Wellesley Hills, Massachusetts 02481

D.   Name and complete address of agent for service:

          Ellen B. King
          Secretary
          Sun Life Assurance Company of Canada (U.S.)
          One Sun Life Executive Park
          Wellesley Hills, Massachusetts 02481

     Copies to:

          Josephine Cicchetti, Esq.
          Jorden Burt Boros Cicchetti Berenson & Johnson LLP
          Suite 400 East
          1025 Thomas Jefferson St., N.W.
          Washington, D.C. 20007-0805

          It is proposed that this filing will become effective (check appropriate box)

          _    immediately upon filing pursuant to paragraph (b)
          _    on (date) pursuant to paragraph (b)
          X    60 days after filing pursuant to paragraph (a)(1)
          _    on (date) pursuant to paragraph (a)(1) of Rule 485.

E.   Title of securities being registered:

          Flexible Premium Variable Universal Life Insurance Policies.

F.   Approximate date of proposed public offering:

          As soon as practicable after the effective date of this registration statement.

                           RECONCILIATION AND TIE BETWEEN
                             FORM N-8B-2 AND PROSPECTUS


ITEM NO. OF
FORM N-8B-2    CAPTION IN PROSPECTUS
-----------    ---------------------
     1         Cover Page
               The Variable Account
     2         Cover Page
               About Who We Are
     3         Cover Page
               About Who We Are
     4         Distribution of Policy.
     5         The Variable Account
     6         Not Applicable
     7         Not Applicable
     8         Other Information
                    Financial Statements
     9         Legal Proceedings
     10        Summary of Policy
               The Variable Account
               About the Policy
                    Premium Payments
                    Death Benefit
                    Account Value
                    Accessing Your Account Value
                    Cash Surrender Value Payable Upon Maturity
                    Charges, Deductions and Refunds
                    Other Policy Provisions
                         Addition, Deletion or Substitution of Investments
                         Modification
               Voting Rights
               Federal Tax Considerations
     11        Summary of Policy
               The Variable Account
               The Funds
     12        Summary of Policy
               The Funds
     13        Summary of Policy
               The Funds
                    Fees and Expenses of the Funds
               About the Policy
                    Charges, Deductions and Refunds
               Distribution of Policy
     14        About the Policy
                    Application and Issuance
     15        About the Policy
                    Application and Issuance
                    Free Look Period
                    Premium Payments
                    Account Value
                    Transfer Privileges
     16        About the Policy
                    Premium Payments
                    Account Value
                    Transfer Privileges
                    Accessing Your Account Value
     17        About the Policy
                    Free Look Period

                    Accessing Your Policy's Account Value
     18        The Variable Account
               About the Policy
                    Account Value
     19        About the Policy
                    Other Policy Provisions
                         Reports to Policy owners
     20        Not Applicable
     21        About the Policy
                    Death Benefit
                         Policy Proceeds
                    Account Value
                         Account Value in the Loan Account
                    Accessing Your Account Value
                         Policy Loans
     22        Not Applicable
     23        Our Directors and Executive Officers
     24        Not Applicable
     25        About Who We Are
     26        Not Applicable
     27        About Who We Are
     28        About Who We Are
               Our Directors and Executive Officers
     29        About Who We Are
     30        Not Applicable
     31        Not Applicable
     32        Not Applicable
     33        Not Applicable
     34        Not Applicable
     35        Distribution of Policy
     36        Not Applicable
     37        Not Applicable
     38        Distribution of Policy
     39        Distribution of Policy
     40        Not Applicable
     41        Distribution of Policy
     42        Not Applicable
     43        Not Applicable
     44        About the Policy
                    Application and Issuance
                    Free Look Period
                    Premium Payments
                    Account Value
                    Transfer Privileges
                    Charges, Deductions and Refunds
                         Reduction of Charges
     45        Not Applicable
     46        About the Policy
                    Application and Issuance
                    Free Look Period
                    Premium Payments
                    Account Value
                    Transfer Privileges
     47        Not Applicable
     48        About Who We Are
               The Variable Account
     49        Not Applicable
     50        The Variable Account
     51        Cover Page
               About the Policy
                    Premium Payments

                    Death Benefit
                    Account Value
                    Charges, Deductions and Refunds
                    Accessing Your Account Value
                    Other Policy Provisions
     52        The Variable Account
               About the Policy
                    Other Policy Provisions
                         Addition, Deletion or Substitution of Investments
                         Modification
     53        Federal Tax Considerations
                    Our Tax Status
     54        Not Applicable
     55        Not Applicable
     56        Not Applicable
     57        Not Applicable
     58        Not Applicable
     59        Other Information
                    Financial Statements


                                 PART I

   [LOGO]
                                                                      PROSPECTUS

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(800) 432-1102 Ext. 2438

                           SUN LIFE CORPORATE VUL-SM-

          A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

    This prospectus describes a variable universal life insurance policy (the "POLICY") issued by Sun Life Assurance Company of Canada (U.S.) ("WE" or "US") through Sun Life of Canada (U.S.) Variable Account G (the "VARIABLE ACCOUNT"), one of our separate accounts. The Policy allows "YOU," the policyowner, within certain limits, to:

    - Choose the life insurance coverage you need and increase or decrease coverage as your insurance needs change;

    - Choose the amount and timing of premium payments;

    - Allocate net premium payments among 29 investment options and transfer amounts among available investment options as your investment objectives change; and

    - Access your Policy's Account Value through policy loans and partial surrenders or a full surrender.

    This prospectus contains important information you should understand before purchasing a Policy. You should read this prospectus carefully and keep it for future reference.

    NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                           , 1999

                               TABLE OF CONTENTS

          TOPIC                                                         PAGE
          ------------------------------------------------------------  ----
          Summary of Policy...........................................    1
          About Who We Are............................................    4
          The Variable Account........................................    4
          The Funds...................................................    5
            Fees and Expenses of the Funds............................    6
            Potential Conflicts.......................................    7
          About the Policy............................................    7
            Application and Issuance..................................    7
              Death Benefit Compliance Test...........................    8
              Initial Premium Payment.................................    8
              Effective Date of Coverage..............................    8
              Insurable Interest Requirement..........................    8
            Free Look Period..........................................    9
            Premium Payments..........................................    9
              General Limitations.....................................    9
              Guideline Premium Test Limitations......................   10
              Planned Periodic Premiums...............................   10
              Allocation of Net Premium...............................   10
              Modified Endowment Contracts............................   10
            Additional Protection Benefit Rider (APB Rider)...........   11
            Death Benefit.............................................   11
              Policy Proceeds.........................................   11
              Death Benefit Options...................................   12
              Changes in the Death Benefit Option.....................   12
              APB Rider Death Benefit.................................   13
              Minimum Face Amount.....................................   13
              Changes in Face Amount..................................   13
              Increases in Face Amount................................   13
              Decreases in Face Amount................................   13
            Account Value.............................................   14
              Account Value in the Sub-Accounts.......................   14
              Net Investment Factor...................................   15
              Account Value in the Loan Account.......................   16
              Insufficient Value......................................   16
              Grace Period............................................   16
              Splitting Units.........................................   16
            Transfer Privileges.......................................   16
            Accessing Your Account Value..............................   17
              Surrender...............................................   17
              Partial Surrenders......................................   17

                        II                            SUN LIFE CORPORATE VUL-SM-

          TOPIC                                                         PAGE
          ------------------------------------------------------------  ----
              Policy Loans............................................   18
              Deferral of Payment.....................................   18
            Cash Surrender Value Payable upon Maturity................   19
            Charges, Deductions and Refunds...........................   19
              Expense Charges Applied to Premium......................   19
              Sales Load Refund at Surrender..........................   19
              Mortality and Expense Risk Charge.......................   19
              Monthly Expense Charge..................................   20
              Monthly Cost of Insurance...............................   20
              Reduction of Charges....................................   20
            Termination of Policy.....................................   20
            Other Policy Provisions...................................   21
              Alteration..............................................   21
              Assignments.............................................   21
              Rights of Owner.........................................   21
              Rights of Beneficiary...................................   21
              Reports to Policyowners.................................   21
              Illustrations...........................................   22
              Conversion..............................................   22
              Misstatement of Age or Sex..............................   22
              Suicide.................................................   22
              Incontestability........................................   22
              Addition, Deletion or Substitution of Investments.......   22
              Nonparticipating........................................   23
              Modification............................................   23
              Entire Contract.........................................   23
          Performance Information.....................................   23
          Voting Rights...............................................   25
          Distribution of Policy......................................   25
          Federal Tax Considerations..................................   26
            Our Tax Status............................................   26
            Taxation of Policy Proceeds...............................   26
          Our Directors and Executive Officers........................   29
          Other Information...........................................   32
            State Regulation..........................................   32
            Legal Proceedings.........................................   33
            Experts...................................................   33
            Accountants...............................................   33
            Registration Statements...................................   33
            Year 2000 Compliance......................................   33
          Financial Statements........................................   34

                        III                           SUN LIFE CORPORATE VUL-SM-

          TOPIC                                                         PAGE
          ------------------------------------------------------------  ----
          Appendix A--Glossary of Policy Terms........................  A-1
          Appendix B--Fees and Expenses of the Funds..................  B-1
          Appendix C--Hypothetical Illustrations of Cash Surrender
            Values, Account Values and Death Benefits.................  C-1

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE THE OFFERING WOULD NOT BE LAWFUL. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION OF THE UNDERLYING MUTUAL FUNDS. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                        IV                            SUN LIFE CORPORATE VUL-SM-

 THIS SUMMARY IS                          SUMMARY OF POLICY
 QUALIFIED BY          USE OF POLICY
 REFERENCE TO THIS         The Policy is designed primarily to provide
 PROSPECTUS IN ITS     corporations and other entities life insurance coverage
 ENTIRETY.             on employees or other persons in whose lives they have
                       an insurable interest, and may be used in connection
 Appendix A contains   with various types of non- tax-qualified executive
 a glossary of policy  benefit plans.
 terms used in this    THE VARIABLE ACCOUNT
 prospectus.

                       - We have established a separate account, the Variable
                         Account, to fund the variable insurance benefits under the Policy.

                       - The assets of the Variable Account are insulated from
                         the claims of our general creditors.

                       - The Variable Account is divided into 29 Sub-Accounts,
                         each of which invests exclusively in shares of a corresponding mutual fund.

                       INVESTMENT OPTIONS

                       - You may allocate your net premium payments among the 29
                         Sub-Accounts.

                       - You may transfer amounts from one Sub-Account to
                         another.

                       FEES AND EXPENSES OF THE UNDERLYING FUNDS

                           You will indirectly bear the costs of investment
                       management fees and other expenses paid from the assets of the underlying funds you select.

                       FREE LOOK PERIOD

                           You may return your Policy to us for any reason and
                       receive a refund within the later of 45 days after you sign a policy application or the 20-day period (or a longer period if required by applicable state law) beginning when you receive your Policy.

                       PREMIUM PAYMENTS

                       - You must make an initial minimum premium payment, the
                         amount of which will vary based on the amount of life insurance coverage you request and other factors, including the insured's age, sex and health.

                       - Thereafter, you may choose the amount and timing of
                         premium payments, within certain limits.

                       - We allocate your net premium payments among the
                         Policy's investment options in accordance with your instructions.

                       ADDITIONAL PROTECTION BENEFIT RIDER

                       - You may use this rider to obtain additional life
                         insurance coverage on the insured.

                       - We deduct the rider's cost from your Account Value on a
                         monthly basis.

                        1                             SUN LIFE CORPORATE VUL-SM-

                       DEATH BENEFIT COMPLIANCE TEST

                       - To be eligible to receive favorable tax treatment under
                         applicable federal tax law, your Policy must be subject to one of the following legal standards--

                           - the Guideline Premium Test, or

                           - the Cash Value Accumulation Test

                       - You choose the applicable test, but once made, you may
                         not change your election.

                       DEATH BENEFIT

                       - If the Guideline Premium Test applies, you have a
                         choice of two death benefit options--

 SPECIFIED FACE            - the SPECIFIED FACE AMOUNT (Option A), or
 AMOUNT is the amount      - the Specified Face Amount plus your Account Value
 of life insurance           (Option B).
 coverage you          - You may change your death benefit option on any Policy
 request, exclusive      Anniversary, subject to our underwriting rules then in
 of any coverage         effect.
 added by rider.

                       - If the Cash Value Accumulation Test applies, you will
                         be deemed to have elected Option A, which may not be changed.

                       - After the first Policy Year, you may--

                           - increase the Specified Face Amount and, if
                             applicable, the APB Rider Face Amount, subject to satisfactory evidence of the insured's insurability; or

                           - decrease the Specified Face Amount and, if
                             applicable, the APB Rider Face Amount, provided that neither the Specified Face Amount nor the Total Face Amount after the decrease may be less than certain minimum amounts, as specified in your Policy.

                       ACCOUNT VALUE

                       - Your Account Value will reflect--

                           - the premiums you pay;

                           - the investment performance of the Sub-Accounts you
                             select;

                           - any loans, loan repayments and partial surrenders;
                             and

                           - the charges we deduct under the Policy.

                        2                             SUN LIFE CORPORATE VUL-SM-

                       ACCESSING YOUR ACCOUNT VALUE

 CASH SURRENDER VALUE  - You may borrow from us using your Account Value as
 is your Account         collateral.
 Value, less any       - You may surrender your Policy for its CASH SURRENDER
 outstanding Policy      VALUE.
 Debt, plus any sales  - You may make a partial surrender of only a portion of
 load refund due at      the Cash Surrender Value once per year after your
 surrender.              Policy has been in force for one year.

 A partial surrender   POLICY CHARGES, DEDUCTIONS AND REFUNDS
 may cause a decrease  - EXPENSE CHARGES APPLIED TO PREMIUM--We deduct from
 in Total Face Amount    each premium payment--
 if the amount of the      - a charge to cover applicable premium taxes, which
 death benefit minus         varies by state but is guaranteed not to exceed 4%
 your Account Value          for all states except Kentucky for which the
 after the partial           guaranteed maximum rate is 9%;
 surrender exceeds         - a 1.25% charge to cover our federal tax
 the amount of the           obligations with respect to the Policy; and
 death benefit minus       - a 8.75% sales load up to a specified amount of
 your Account Value          premium and a 2.25% sales load on amount in excess
 before the partial          of that target amount for premiums paid during the
 surrender.                  first seven Policy Years, after which there is no
                             sales load charge.

                       - SALES LOAD REFUND AT SURRENDER--If you surrender your
                         Policy during the first three Policy Years, we will refund a portion of the sales load charged against premium payments made during the Policy Year in which you surrendered your Policy.

                       - MORTALITY AND EXPENSE RISK CHARGES--We deduct a daily
                         charge from your Account Value for the mortality and expense risks we assume with respect to the Policy. The guaranteed maximum daily rate is equivalent to an annual rate of 0.90% of assets. Our current daily rates are equivalent to annual rates of--

                           - 0.60% for Policy Years 1 through 10;

                           - 0.20% for Policy Years 11 through 20; and

                           - 0.10% thereafter.

                       - MONTHLY DEDUCTIONS--We deduct a charge each month from
                         your Account Value to cover administrative expenses relating to your Policy, which is guaranteed not to exceed $13.75 per month. Our current charges are $13.75 per month for the first policy year and $7.50 per month thereafter.

                       - MONTHLY COST OF INSURANCE--We deduct a monthly charge
                         from your Account Value to cover our anticipated costs for providing your insurance coverage.

                       - REDUCTION OF CHARGES--We reserve the right to reduce
                         any of our charges and deductions with respect to sales of the Policy involving certain group arrangements based on our expectations of cost savings and our claims experience.

                       WHAT IF CHARGES AND DEDUCTIONS EXCEED ACCOUNT VALUE?

                           Your Policy may terminate if your Account Value at
                       the beginning of any Policy Month is insufficient to pay all charges and deductions then due. When

                        3                             SUN LIFE CORPORATE VUL-SM-
                       and if this occurs, we will send you written notice and allow you a 61 day grace period. If you do not make a premium payment within the grace period, sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the grace period without further notice.

                       FEDERAL TAX CONSIDERATIONS

                           Your purchase of, and transactions under, your Policy
                       may have tax consequences that you should consider before purchasing a Policy. You may wish to consult a tax adviser. In general, the beneficiary will receive Policy Proceeds without there being taxable income. Increases in Account Value will not be taxable as earned, although there may be income tax due on a full or partial surrender of your Policy.

 We are an indirect,                       ABOUT WHO WE ARE
 wholly-owned              Sun Life Assurance Company of Canada (U.S.) is a
 subsidiary of Sun     stock life insurance company incorporated under the laws
 Life Assurance        of Delaware on January 12, 1970. We are authorized to do
 Company of Canada, a business in 48 states, the District of Columbia and Canadian mutual life Puerto Rico, and anticipate that we will eventually be
 insurance company.    authorized to do business in all states except New York.
                       We issue individual and group life insurance policies and annuity contracts.

                           We are an indirect, wholly-owned subsidiary of Sun
                       Life Assurance Company of Canada, a Canadian mutual life insurance company located at 150 King Street West, Toronto, Ontario, Canada.

                                         THE VARIABLE ACCOUNT

                           Sun Life of Canada (U.S.) Variable Account G is one
                       of our separate accounts established in accordance with Delaware law on July 25, 1996. The Variable Account may also be used to fund benefits payable under other life insurance policies we issue.

                           We own the assets of the Variable Account. The
                       income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

 The assets of the         We will at all times maintain assets in the Variable
 Variable Account are      Account with a total market value at least equal to
 insulated from our    the reserves and other liabilities relating to the
 general liabili-      variable benefits under all policies participating in
 ties.                 the Variable Account. Those assets may not be charged
                       with our liabilities from our other business. The obligations under the Policy are, however, our general corporate obligations.

 The Variable Account      The Variable Account is registered with the
 is registered with        Securities and Exchange Commission under the
 the SEC. Investment Company Act of 1940 as a unit investment trust. That registration does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

                        4                             SUN LIFE CORPORATE VUL-SM-

                           The Variable Account may be deregistered if
                       registration is no longer required; however, we may continue, at our election, to operate the Variable Account as a unit investment trust or other form of investment company, subject to any necessary vote by those having voting rights. In the event of any change in the registration status of the Variable Account, we may amend the Policy to reflect the change and take such other action as may be necessary and appropriate to effect the change.

 The Variable Account      The Variable Account is divided into 29
 has 29 Sub-Accounts.      Sub-Accounts. Each Sub-Account invests exclusively
 Each Sub-Account      in shares of a corresponding investment portfolio of a
 invests exclusively   registered investment company (commonly known as a
 in shares of a        mutual fund). We may in the future add new or delete
 corresponding mutual  existing Sub-Accounts. The income, gains or losses,
 fund.                 realized or unrealized, from assets allocated to each
                       Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts.

                                              THE FUNDS

 The Fund                  The Policy currently offers 29 mutual fund options,
 Prospectuses which        which are briefly described below. More
 accompany this        comprehensive information, including a discussion of
 prospectus contain    potential risks, is found in the current prospectuses
 more information      for the Funds which accompany this prospectus (the "Fund
 about the funds.      Prospectuses"). You should read the Fund Prospectuses
                       before investing.

                       DREYFUS VARIABLE INVESTMENT FUND--is advised by the Dreyfus Corporation. The available investment portfolios are--

                           - Capital Appreciation Portfolio

                           - Growth and Income Portfolio

                           - Quality Bond Portfolio

                           - Small Cap Portfolio

                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND--is advised by Fidelity Management & Research Company ("FMR"); affiliates of FMR may assist it in the selection of investments for the Portfolios. The available investment portfolios are--

                           - VIP Equity-Income Portfolio

                           - VIP Growth Portfolio

                           - VIP High Income Portfolio

                           - VIP Money Market Portfolio

                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND II--is advised by FMR; affiliates of FMR may assist it in the selection of investments for the Portfolios. The available investment portfolios are--

                           - VIP II Asset Manager: Growth Portfolio

                           - VIP II Contrafund Portfolio

                           - VIP II Index 500 Portfolio

                           - VIP II Investment Grade Bond Portfolio

                        5                             SUN LIFE CORPORATE VUL-SM-

                       J.P. MORGAN SERIES TRUST II--is advised by J.P. Morgan Investment Management Inc. The available investment portfolios are--

                           - J.P. Morgan Bond Portfolio

                           - J.P. Morgan Equity Portfolio

                           - J.P. Morgan Small Company Portfolio

                       MFS/SUN LIFE SERIES TRUST--is advised by Massachusetts Financial Services, Inc. ("MFS"), one of our affiliates. MFS has retained Foreign & Colonial Management Limited ("FCM"), and Foreign & Colonial Emerging Markets Limited, a subsidiary of FCM, as managers to the World Growth Series. The available investment portfolios are--

                           - Capital Appreciation Series

                           - Conservative Growth Series

                           - Emerging Growth Series

                           - Government Securities Series

                           - Research Series

                           - Total Return Series

                           - Utilities Series

                           - World Growth Series

                       NEUBERGERBERMAN ADVISERS MANAGEMENT TRUST--The investment portfolios of the Trust invest all of their net investable assets in a corresponding series of Advisers Managers Trust, an open-end management investment company advised by NeubergerBerman Management Inc. Each of these series invests in accordance with an investment objective, policies, and limitations identical to those of its corresponding portfolio. The available investment portfolios are--

                           - Limited Maturity Bond Portfolio

                           - Mid-Cap Growth Portfolio

                           - Partners Portfolio

                       T. ROWE PRICE EQUITY SERIES, INC.--is advised by T. Rowe Price Associates, Inc. The available investment portfolios are--

                           - Equity Income Portfolio

                           - New America Growth Portfolio

                       TEMPLETON VARIABLE PRODUCTS SERIES FUND--is advised by Templeton Investment Counsel, Inc. The available investment portfolios are--

                           - Templeton Stock Fund: Class 1

                       FEES AND EXPENSES OF THE FUNDS

                           Fund shares are purchased at net asset value, which
                       reflects the deduction of investment management fees and other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio securities. Other expenses can include such items as interest

                        6                             SUN LIFE CORPORATE VUL-SM-
                       expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Fund.

                           Because they are assessed at the fund level, you will
                       indirectly bear the fees and expenses of the Funds you select. The table shown in Appendix B illustrates the fees and expenses paid by the Funds as a percentage of average net assets. These fees and expenses are more fully described in the Fund Prospectuses which accompany this prospectus. The data regarding the Funds' fees and expenses were provided by the Funds and we have not independently verified it.

                       POTENTIAL CONFLICTS

                           We, as well as other affiliated and unaffiliated
                       insurance companies, may also purchase shares of the Funds on behalf of other separate accounts used to fund variable benefits payable under other variable life insurance and variable annuity contracts. As a result, it is possible, though we do not anticipate, that a material conflict may arise between the interests of our policyowners with respect to the Variable Account and those of other variable contractowners with respect to the other separate accounts that participate in the Funds. The Funds have agreed to monitor themselves for the existence of any material conflict between the interests of variable contractowners. In the event of such a conflict involving a Fund, we will take any steps necessary to remedy the conflict including withdrawing the assets of the Variable Account from the Fund. If the Variable Account or another separate account withdraws its assets from a Fund for this reason, the Fund may be forced to sell its portfolio securities at disadvantageous prices which would negatively affect the investment performance of the corresponding Sub-Account.

                                           ABOUT THE POLICY

                           This prospectus describes the standard features of
                       the Policy. Your Policy, as issued, may differ in some respects due to legal requirements of the state where your Policy is issued.

                       APPLICATION AND ISSUANCE

                           To apply for a Policy, you must submit an application
                       to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed insured. We offer the Policy on a regular (or medical) underwriting, simplified underwriting, or guaranteed issue basis. The proposed insured generally must be less than 81 years old for a Policy to be issued on a medical underwriting basis, less than 76 years old for issuance on a simplified underwriting basis, and less than 71 years old for issuance on a guaranteed issue basis. For Policies underwritten on a medical or simplified basis, we may require that the proposed insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved. We will issue Policies on a guaranteed basis with respect to certain groups of insureds. Policies issued on a guaranteed basis must be pre-approved based on information you provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of insureds must meet. Proposed insureds must be acceptable risks based on our underwriting limits and standards. We will not

                        7                             SUN LIFE CORPORATE VUL-SM-
                       issue a Policy until the underwriting process has been completed to our satisfaction. In addition, we reserve the right to reject any application that does not meet our underwriting requirements or to "rate" an insured as a substandard risk, which will result in increased Monthly Cost of Insurance charges.

 There are two             DEATH BENEFIT COMPLIANCE TEST.  Your Policy must, at
 tax-law compliance        all times, satisfy one of two legal standards for it
 tests. You select     to qualify as life insurance and thus be entitled to
 which applies to      receive favorable tax treatment under applicable federal
 your Policy.          tax law. We will refer to these standards as the "Cash
                       Value Accumulation Test" and the "Guideline Premium
                       Test." Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the "Death Benefit
                       Percentage"). The Death Benefit Percentages for the
                       Guideline Premium Test vary by age, whereas those for the Cash Value Accumulation Test vary by age and sex.
                       The Death Benefit Percentages for the Cash Value
                       Accumulation Test, in general, are greater than those for the Guideline Premium Test. The Guideline Premium
                       Test imposes limits on the amount of premium you may pay under your Policy, whereas the Cash Value Accumulation
                       Test does not.

                           You must specify in your policy application which of
                       these tests will apply to your Policy. You may not change your selection once your Policy has been issued. In general, if your primary objective is maximum accumulation of Account Value during the initial Policy Years, then Cash Value Accumulation Test would be the more appropriate choice. If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate. Because your choice of tests depends on complex factors and may not be changed, you should consult with a qualified tax adviser before deciding.

                           INITIAL PREMIUM PAYMENT.  A Minimum Premium, as
                       specified in your Policy, will be due and payable as of the Issue Date. The Minimum Premium will vary based on the insured's Class, Issue Age, and sex and on the amount of insurance coverage. Pending approval of your application, we will allocate any premium payments you make to our General Account. If your application is not approved, we will promptly return your premium payments.

                           EFFECTIVE DATE OF COVERAGE.  Upon approval of your
                       application, we will issue to you a Policy on the life of the insured which will set forth your rights and obligations. The Effective Date of Coverage for the Policy will be the latest of--

 The ISSUE DATE is         - the ISSUE DATE,
 the date specified        - the date we approve the application for your
 as such in your             Policy, or
 Policy, from which        - the date you pay a premium equal to or in excess
 Policy                      of the Minimum Premium.
 Anniversaries,
 Policy Years and
 Policy Months are
 measured.

                           INSURABLE INTEREST REQUIREMENT.  You must have an
                       insurable interest in the life of the insured up to the full amount of insurance coverage. Otherwise, your Policy will not qualify as life insurance under applicable state insurance and federal tax law. You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of

                        8                             SUN LIFE CORPORATE VUL-SM-
                       existing coverage to ensure that you have an insurable interest for the full amount of coverage.

                       FREE LOOK PERIOD

                           If you are not satisfied with your Policy, you may
                       return it by delivering or mailing it to our Principal Office or to the sales representative through whom you purchased the Policy within 20 days from the date of receipt (unless a different period is applicable under state law) or within 45 days after your application is signed, whichever period ends later (the "Free Look Period").

                           If you return your Policy during the Free Look
                       Period, your Policy will be deemed void and you will receive a refund equal to the sum of--

                           - the difference between any premium payments made,
                             including fees and charges, and the amounts allocated to the Variable Account;

                           - the value of the amounts allocated to the Variable
                             Account on the date the cancellation request is received by us or the sales representative through whom you purchased the Policy, and

                           - any fees or charges imposed on amounts allocated to
                             the Variable Account.

                           If required by applicable state insurance law,
                       however, you will receive instead a refund equal to the sum of all premium payments made, without regard to the investment experience of the Variable Account. Unless you are entitled to receive a full refund of premium, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Free Look Period with respect to your Policy.

                           If you are entitled under applicable state law to
                       receive a full refund during the Free Look Period, we will allocate net premium payments to the VIP Money Market Portfolio Sub-Account during that period beginning on the Investment Start Date. Upon expiration of the Free-Look Period, we will reallocate your Account Value and allocate future net premium payments in accordance with your instructions.

                       PREMIUM PAYMENTS

 The frequency and         In general, you may choose the frequency and amount
 amount of your            of any additional premium payments subject to the
 premium payments may  limits described below. You will be required, however,
 have tax              to make an initial minimum premium payment, as described
 consequences.         above. All premium payments should be made payable to
                       "Sun Life Assurance Company of Canada (U.S.)" and mailed to our Principal Office.

                           GENERAL LIMITATIONS.  We reserve the right to limit
                       the number of premium payments we accept on an annual basis. No premium payment may be less than $100 without our consent, although we will accept a smaller premium payment if it is necessary to keep your Policy in force. We reserve the right not to accept a premium payment that causes the Death Benefit to increase by an amount that exceeds the premium received and we may require satisfactory evidence of insurability before we accept such a premium.

                        9                             SUN LIFE CORPORATE VUL-SM-

                           GUIDELINE PREMIUM TEST LIMITATIONS.  The Guideline
                       Premium Test limits the amount of premium you may pay per year. We will not accept premium payments that would, in our opinion, exceed these limits, if you have chosen this test as the applicable Death Benefit Compliance Test. If you make a premium payment in excess of these limits, we will accept only that portion of the premium within those limits and refund the remainder to you. We will inform you of the applicable maximum premium limitations for the coming years in our annual report to you. In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium you may pay.

                           PLANNED PERIODIC PREMIUMS.  While you are not
                       required to make premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our premium limits. In general, the billing period must be annual or semiannual. We will send reminder notices for the planned periodic premium at the beginning of each billing period unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease premium payments, subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy. We reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices. We will also suspend reminder notices at your written request.

 NET PREMIUM is the        ALLOCATION OF NET PREMIUM.  We will allocate NET
 amount you pay as         PREMIUM among the Sub-Accounts in accordance with
 premium minus         your allocation instructions, except during the Free
 Expense Charges       Look Period as described above. You will be required to
 Applied to Premium.   specify initial allocation percentages in your policy
                       application. You must allocate at least five percent of Net Premium to each Sub-Account you select. All percentages must be in whole numbers.

                           You may change the allocation of future Net Premium
                       at any time by telephoning or writing to our Service Center. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required, for example, to identify yourself by name and a personal identification number. In addition, telephone requests may be recorded. An allocation change will be effective as of the date our Service Center receives your request for that change.

                           MODIFIED ENDOWMENT CONTRACTS.  Less favorable federal
                       tax rules apply to life insurance policies that are defined as "Modified Endowment Contracts." One way your Policy could become a Modified Endowment Contract is if you pay premiums in excess of applicable tax-law limitations.

                        10                            SUN LIFE CORPORATE VUL-SM-

                           We will notify you if we receive a premium that
                       would, in our opinion, cause your Policy to become a Modified Endowment Contract. We will not credit the premium unless we receive specific instructions from you to do so. If we have not received instructions within 24 hours of the date we sent notice to you, we will immediately return the premium.

                       ADDITIONAL PROTECTION BENEFIT RIDER (APB RIDER)

                           The Policy may be issued with an APB Rider. This
                       rider provides life insurance coverage, annually renewable to Attained Age 100, on the life of the insured equal to the amount of the APB Rider Death Benefit. You will be required to specify the initial APB Rider Face Amount in your policy application.

                           The cost of the APB Rider will be included in the
                       Monthly Cost of Insurance deduction. The applicable guaranteed maximum Monthly Cost of Insurance Rates for the APB Rider Death Benefit exceed those for the Base Death Benefit.

 TARGET PREMIUM is         Two otherwise identical Policies with the same Total
 the amount of             Face Amount will have different TARGET PREMIUMS
 premium specified as  depending on how much of the TOTAL FACE AMOUNT is
 such in your Pol-     attributable to the Specified Face Amount versus the APB
 icy, used to          Rider Face Amount. Target Premium will be lower for the
 determine our sales   Policy which has the greater APB Rider Face Amount,
 load charges.         which will result in lower sales load deductions for
 TOTAL FACE AMOUNT is  that Policy.
 the sum of the            If you convert your Policy to a flexible premium
 Specified Face            universal life insurance policy, any related APB
 Amount and the APB    Rider will terminate automatically. An APB Rider will
 Rider Face Amount.    also terminate ON THE EARLIEST OF--

                           - our receipt of your written request for
                             termination,

                           - the lapse of your Policy because of insufficient
                             value, or

                           - the termination of the Policy.

                       DEATH BENEFIT

                           POLICY PROCEEDS.  If your Policy is in force at the
                       time of the insured's death and we have received Due Proof of the insured's death, we will pay your designated beneficiary an amount equal to--

                           - the amount of the Base Death Benefit, MINUS

                           - the amount of any outstanding Policy Debt, PLUS

                           - the amount of any APB Rider Death Benefit, PLUS

                           - the amount of any other supplemental benefits.

                           The Amount of the Base Death Benefit depends upon the
                       death benefit option in effect at the time of the insured's death.

                        11                            SUN LIFE CORPORATE VUL-SM-

                           DEATH BENEFIT OPTIONS.  The Policy has two death
                       benefit options. You will be required to select one of them in your policy application.

                           OPTION A--SPECIFIED FACE AMOUNT.  Under this option,
                       the Base Death Benefit is THE GREATER OF--

                           - your Policy's Specified Face Amount, or

                           - the Account Value multiplied by the applicable
                             Death Benefit Percentage.

                           OPTION B--SPECIFIED FACE AMOUNT PLUS ACCOUNT
                       VALUE. Under this option, the Base Death Benefit is THE GREATER OF--

                           - the Specified Face Amount plus the Account Value,
                             or

                           - the Account Value multiplied by the applicable
                             Death Benefit Percentage.

                           Option B is not available, however, and you will be
                       deemed to have elected Option A, if you have chosen the Cash Value Accumulation Test as the applicable Death Benefit Compliance Test.

                           At any time the Base Death Benefit is defined as the
                       Account Value multiplied by the applicable Death Benefit Percentage, and the Base Death Benefit minus Account Value exceeds your Policy's Total Face Amount, we reserve the right to distribute Account Value to you as a partial surrender to the extent necessary so that the Base Death Benefit minus Account Value will equal the Total Face Amount. You will not have the option of providing evidence of insurability to maintain a higher level of Base Death Benefit.

                           We will notify you in writing if we exercise our
                       right to distribute Account Value to you as a partial surrender as described above. You may allocate the partial surrender among the Sub-Accounts of the Variable Account. If you do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts on the date of partial surrender.

                           CHANGES IN THE DEATH BENEFIT OPTION.  If you have
                       chosen the Guideline Premium Test as the applicable Death Benefit Compliance Test, then you may change the death benefit option, subject to our underwriting rules in effect at the time of the change. Requests for a change must be made in writing to our Service Center. The effective date of the change will be the Policy Anniversary on or next following the date of receipt of your request.

                           If you change from Option B to Option A, we will
                       increase the Specified Face Amount by the Account Value. If you change from Option A to Option B, we will reduce the Specified Face Amount by the Account Value. In either case, the amount of the Base Death Benefit at the time of change will not be altered, but the change will affect the determination of the Base Death Benefit going forward.

                           A change in the death benefit option could cause
                       total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to

                        12                            SUN LIFE CORPORATE VUL-SM-
                       make a partial surrender of your Policy. You should consult a qualified tax adviser before changing the death benefit option.

                           APB RIDER DEATH BENEFIT.  The APB Rider Death Benefit
                       is THE GREATER OF ZERO OR THE RESULT OF the APB Rider Face Amount minus the excess, if any, of the Base Death Benefit over--

                           - the Specified Face Amount, if the applicable death
                             benefit option is Option A, or

                           - the Specified Face Amount plus the Account Value,
                             if the applicable death benefit option is Option B.

                           MINIMUM FACE AMOUNT.  Total Face Amount is the sum of
                       the Specified Face Amount and the APB Rider Face Amount. In general, the Total Face Amount must be at least $50,000, of which the Specified Face Amount must be at least $5,000. We reserve the right to waive these minimums and to offer your Policy only in conjunction with an APB Rider with a specified APB Rider Face Amount.

                           CHANGES IN FACE AMOUNT.  After the end of the first
                       Policy Year, you may change the Specified Face Amount and, if applicable, the APB Rider Face Amount, subject to our underwriting rules in effect at the time of the change. Unless you specify otherwise, we will first apply a change to the APB Rider Face Amount to the extent possible. You must send your request for a change to our Service Center in writing. The Effective Date of Coverage for changes will be--

                           - for any increase in coverage, the Monthly
                             Anniversary Day that falls on or next follows the date we approve the supplemental application for the increase; and

                           - for any decrease in coverage, the Monthly
                             Anniversary Day that falls on or next follows the date we receive your request.

                           INCREASES IN FACE AMOUNT.  An increase in the
                       Specified Face Amount and, if applicable, the APB Rider Face Amount, is subject to our underwriting rules in effect at the time of the increase. You may be required to submit satisfactory evidence of the insured's insurability.

                           DECREASES IN FACE AMOUNT.  The Specified Face Amount
                       may not decrease to less than the Minimum Specified Face Amount specified in your Policy. Similarly, a decrease in Specified Face Amount or APB Rider Face Amount may not decrease the Total Face Amount to an amount less than the Minimum Total Face Amount specified in your Policy. A decrease in face amount will be applied--

                           - first, to the most recent increase;

                           - second, to the next most recent increases in
                             reverse chronological order; and

                           - finally, to the initial face amount.

                           A decrease in the Specified Face Amount or APB Rider
                       Face Amount could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the

                        13                            SUN LIFE CORPORATE VUL-SM-
                       requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of your Policy. You should consult a qualified tax adviser before decreasing the Specified Face Amount or APB Rider Face Amount.

                       ACCOUNT VALUE

                           Your Account Value is the sum of the amounts in each
                       Sub-Account of the Variable Account with respect to your Policy, plus the amount of the Loan Account.

                           We measure the amounts in the Sub-Accounts in terms
                       of Units and Unit Values. On any given day, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. The Units for each Sub-Account will have different Unit Values.

 A VALUATION DATE is       Amounts allocated to a Sub-Account will be used to
 any day on which we,      purchase Units of the Sub-Account. Units are
 the applicable Fund,  redeemed when you make partial surrenders, undertake
 and the New York      policy loans or transfer amounts from a Sub-Account, and
 Stock Exchange are    for payment of the Mortality and Expense Risk Charge,
 open for business.    the Monthly Expense Charge, and the Monthly Cost of
 The VALUATION PERIOD  Insurance Charge. The number of Units of each
 is the period of      Sub-Account purchased or redeemed is determined by
 time from one         dividing the dollar amount of the transaction by the
 determination of      Unit Value for the Sub-Account. The Unit Value for each
 Unit Values to the    Sub-Account is set at $10.00 for its first VALUATION
 next.                 DATE. The Unit Value for any subsequent Valuation Date
                       is equal to the Unit Value for the preceding Valuation
                       Date multiplied by the Net Investment Factor. The Unit
                       Value of a Sub- Account for any Valuation Date is determined as of the close of the VALUATION PERIOD ending on that Valuation Date.

                           Transactions are normally processed on the date we
                       receive a premium at our Principal Office or any acceptable written or telephonic request is received at our Service Center. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

 The INVESTMENT START      ACCOUNT VALUE IN THE SUB-ACCOUNTS.  The Account
 DATE is the date we       Value attributable to each Sub-Account of the
 apply your first      Variable Account on the INVESTMENT START DATE equals--
 premium payment,          - that portion of Net Premium received and allocated
 which will be THE           to the Sub-Account, MINUS
 LATER OF the Issue        - the Monthly Expense Charges due on the Issue Date
 Date, the Business          and subsequent Monthly Anniversary Days through
 Day we approve your         the Investment Start Date, MINUS
 policy application,       - the Monthly Cost of Insurance deductions due from
 or the Business Day         the Issue Date through the Investment Start Date.
 we receive a premium
 equal to or in
 excess of the
 Minimum Premium.

                           The Account Value attributable to each Sub-Account of
                       the Variable Account on subsequent Valuation Dates is equal to--

                           - the Account Value attributable to the Sub-Account
                             on the preceding Valuation Date multiplied by that Sub-Account's Net Investment Factor, MINUS

                        14                            SUN LIFE CORPORATE VUL-SM-

                           - the Daily Risk Percentage multiplied by the number
                             of days in the Valuation Period multiplied by the Account Value in the Sub-Account, PLUS

                           - that portion of Net Premium received and allocated
                             to the Sub-Account during the current Valuation Period, PLUS

                           - any amounts transferred by you to the Sub-Account
                             from another Sub-Account during the current
                             Valuation Period, PLUS

                           - that portion of any loan repayment allocated to the
                             Sub-Account during the current Valuation Period, PLUS

                           - that portion of any interest credited on the Loan
                             Account which is allocated to the Sub-Account during the current Valuation Period, MINUS

                           - any amounts transferred by you from the Sub-Account
                             to another Sub-Account during the current Valuation Period, MINUS

                           - that portion of any partial surrenders deducted
                             from the Sub-Account during the current Valuation Period, MINUS

                           - that portion of any Policy loan transferred from
                             the Sub-Account to the Loan Account during the current Valuation Period, MINUS

                           - if a Monthly Anniversary Day occurs during the
                             current Valuation Period, that portion of the Monthly Expense Charge for the Policy month just beginning charged to the Sub-Account, MINUS

                           - if a Monthly Anniversary Day occurs during the
                             current Valuation Period, that portion of the Monthly Cost of Insurance for the Policy month just ending charged to the Sub-Account, MINUS

                           - if you surrender during the current Valuation
                             Period, that portion of the pro-rata Monthly Cost of Insurance for the Policy month charged to the Sub-Account.

 A Sub-Account's Unit      NET INVESTMENT FACTOR.  The Net Investment Factor is
 Value on any              used to measure the Sub-Account's investment
 Valuation Date is     performance from one Valuation Period to the next. This
 equal to the Unit     factor will be greater or less than or equal to one,
 Value for the         corresponding to a positive or negative or to a lack of
 preceding Valuation   change in the Sub-Account's investment performance for
 Date multiplied by    the preceding Valuation Period.
 the Net Investment        The Net Investment Factor for each Sub-Account for
 Factor.               any Valuation Period is determined by dividing the net
                       result of--

                           - the net asset value of a mutual fund share held in
                             the Sub-Account determined as of the end of the Valuation Period, PLUS

 Although we do not        - the per share amount of any dividend or other
 currently take any          distribution declared on fund shares held in the
 federal, state or           Sub-Account if the"ex-dividend" date occurs during
 local taxes into            the Valuation Period, PLUS OR MINUS
 account when              - a per share credit or charge with respect to any
 determining the Net         taxes reserved for by us, or paid by us if not
 Investment Factor,          previously reserved for, during the Valuation
 we reserve the right        Period which are determined by us to be
 to do so.                   attributable to the operation of the Sub-Account,

                           --by the net asset value of a fund share held in the
                       Sub-Account determined as of the end of the preceding Valuation Period.

                        15                            SUN LIFE CORPORATE VUL-SM-

                           ACCOUNT VALUE IN THE LOAN ACCOUNT.  The Account Value
                       in the Loan Account is zero on the Investment Start Date.

                           The Account Value in the Loan Account on any day
                       after the Investment Start Date equals--

                           - the Account Value in the Loan Account on the
                             preceding day credited with interest at the rate specified in the Policy as the "interest credited on Loan Account rate" of 4%, PLUS

                           - any amount transferred from Sub-Accounts to the
                             Loan Account for Policy loans requested on that day, MINUS

                           - any loan repayments made on that day, MINUS

                           - if that day is a Policy Anniversary, any amount
                             transferred to the Sub-Accounts by which the Loan Account Value exceeds the outstanding Policy loan.

 Your Policy may           INSUFFICIENT VALUE.  If the Account Value minus the
 terminate if your         outstanding Policy Debt is less than or equal to
 Account Value minus   zero on a Valuation Date, then your Policy will
 any outstanding       terminate for no value, subject to a grace period
 Policy Debt drops to  described below.
 zero.

 You will have 61          GRACE PERIOD.  If, on a Valuation Date, your Policy
 days to pay enough        will terminate by reason of insufficient value, we
 premium to prevent    will allow a grace period. This grace period will allow
 termination.          61 calendar days from that Valuation Date for the
                       payment of a Net Premium sufficient to cover the deductions from the Account Value. Notice of premium due will be mailed to your last known address or the last known address of any assignee of record. We will assume that your last known address is the address shown on your policy application (or notice of assignment), unless we have received satisfactory written notice of a change in address. If the premium due is not paid during the grace period, then the Policy will terminate without value at the end of the 61 day period without further notice. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable during the grace period, then we will deduct any overdue Monthly Cost of Insurance and Monthly Expense
                       Charge from the amount payable.

                           SPLITTING UNITS.  We reserve the right to split or
                       combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

                       TRANSFER PRIVILEGES

                           You normally may at any time transfer all or a
                       portion of your Account Value among Sub-Accounts. We will make transfers pursuant to an authorized written or telephone request to our Service Center. We will honor telephone requests if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchase your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures

                        16                            SUN LIFE CORPORATE VUL-SM-
                       to confirm that instructions communicated by telephone are genuine. Our procedures require that you identify yourself by name and a personal identification number. Other procedures may also apply. In addition, telephone requests may be recorded.

                           You may transfer a specified dollar amount or a
                       specified percentage of a Sub-Account's value.

                           Your transfer privileges are subject to our consent.
                       We reserve the right to impose limitations on transfers, including, but not limited to--

                           - the minimum amount that may be transferred; and

                           - the minimum amount that may remain in a Sub-Account
                             following a transfer from that Sub-Account.

                           In addition, transfer privileges are subject to any
                       restrictions that may be imposed by the Funds.

                       ACCESSING YOUR ACCOUNT VALUE

                           SURRENDER.  You may surrender your Policy for its
                       Cash Surrender Value at any time. If you do, the insurance coverage and all other benefits under the Policy will terminate. The Cash Surrender Value is--

                           - the Account Value, minus

                           - the outstanding balance of any outstanding Policy
                             Debt, plus

 SALES LOAD REFUND AT      - the SALES LOAD REFUND AT SURRENDER, if any.
 SURRENDER is that         PARTIAL SURRENDERS.  You may make a partial
 portion of any        surrender of your Policy once each Policy Year after the
 premium paid in the   first Policy Year by written request to our Service
 Policy Year of        Center. The amount of any partial surrender may not
 surrender that we     exceed the Account Value minus any outstanding Policy
 will refund if you    Debt. Unless you provide us satisfactory evidence that
 surrender your        the insured remains an acceptable risk based on our
 Policy in the first   underwriting limits and standards, the Total Face Amount
 three Policy Years.   will be reduced to the extent necessary so that
 Partial surrenders        - the death benefit minus the Account Value
 reduce your Policy's        immediately after the Partial Surrender DOES NOT
 Total Face Amount           EXCEED
 and may have tax          - the death benefit minus the Account Value
 consequences.               immediately before the Partial Surrender.

                           If you provide satisfactory evidence of insurability,
                       the death benefit will be equal to what it was immediately prior to the partial surrender. After the partial surrender, the Specified Face Amount may not be lower than the minimum Specified Face Amount and the Total Face Amount may not be lower than the minimum Total Face Amount.

                        17                            SUN LIFE CORPORATE VUL-SM-

                           You may allocate a partial surrender among the
                       Sub-Accounts of the Variable Account. If you do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts on the date of partial surrender.

 You may borrow from       POLICY LOANS.  You may request a policy loan of up
 us using your Policy      to 90% of your Account Value, decreased by the
 as collateral.        balance of any outstanding Policy Debt on the date the
                       policy loan is made. We will transfer Account Value equal to the amount of the policy loan from the Sub-Accounts to the Loan Account on the date the policy loan is made. You may allocate the policy loan among the Sub- Accounts. If you do not specify the allocation, then we will allocate the policy loan among the Sub-Accounts in the same proportion that the Account
                       Value of each Sub-Account bears to the aggregate Account
                       Value of all Sub-Accounts immediately prior to the loan.

                           Interest on the policy loan will accrue daily at an
                       annual rate of 5% in Policy Years one through ten and 4.25% thereafter. This interest will be due and payable to us in arrears on each Policy Anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and in the same manner as the prior policy loan.

                           All funds we receive from you will be credited to
                       your Policy as premium unless we have received satisfactory written notice that the funds are to be applied to repay a policy loan. It is generally advantageous to repay a loan rather than to make a premium payment, because premium payments incur expense charges but loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time before Maturity. The amount of the loan repayment up to the outstanding balance of the policy loan will be transferred from the Loan Account to the Sub-Accounts. You may allocate the loan repayment among the Sub-Accounts. If you do not specify the allocation, then we will allocate the loan repayment among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the total Account Value minus the Loan Account immediately prior to the loan repayment.

                           DEFERRAL OF PAYMENT.  We will usually pay any amount
                       due from the Variable Account within seven days after the Valuation Date following our receipt of written notice for payment or, in the case of death of the insured, Due Proof of such death. Payment of any amount payable from the Variable Account on death, surrender, partial surrender, or policy loan may be postponed whenever--

                           - the New York Stock Exchange is closed, other than
                             customary weekend and holiday closing, or trading on that exchange is otherwise restricted;

                           - the SEC, by order, permits postponement for the
                             protection of policyowners; or

                           - an emergency exists as determined by the SEC, as a
                             result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

                        18                            SUN LIFE CORPORATE VUL-SM-

                       CASH SURRENDER VALUE PAYABLE UPON MATURITY

                           If the insured is living and your Policy is in force
                       on the date of Maturity, the Cash Surrender Value is payable to you.

                       CHARGES, DEDUCTIONS AND REFUNDS

                           EXPENSE CHARGES APPLIED TO PREMIUM.  We deduct
                       charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

                           States and a few cities and municipalities may impose
                       taxes on premiums paid for life insurance, which generally range from 2% to 4% of premium but may exceed 4% in some states (for example, Kentucky). We will from time to time determine the applicable premium tax rate based on the rate we expect to pay in your state of residence. The premium tax rate is guaranteed not to exceed 4% for all states except Kentucky, in which case it is guaranteed not to exceed 9%. If you change your state of residence, we will adjust the premium tax rate to reflect the rate for the new state of residence.

                           We deduct a 1.25% charge from each premium payment
                       for our federal tax obligations. This charge is guaranteed not to exceed 1.25%.

 TARGET PREMIUM            We also charge a 8.75% sales load on each premium
 varies based on the       payment up to an amount of Target Premium specified
 Specified Face        in your Policy and a 2.25% sales load on premiums paid
 Amount and the        in excess of TARGET PREMIUM for each of the first seven
 insured's Issue Age   Policy Years. Sales load rates are guaranteed not to
 and sex.              exceed these amounts. There are no sales load charges
                       after the seventh Policy Year. We may reduce or waive the sales load for certain group or sponsored arrangements and corporate purchasers.

                           SALES LOAD REFUND AT SURRENDER.  If you surrender
                       your Policy during the first three Policy Years, we will refund a portion of the sales load charged against premium payments MADE DURING THE POLICY YEAR IN WHICH YOU SURRENDERED YOUR POLICY. We will refund an amount equal to 6% of premium paid up to the Target Premium, plus the entire amount of any sales load charged against premium paid in excess of the Target Premium.

                           MORTALITY AND EXPENSE RISK CHARGE.  We deduct a daily
                       charge from the assets of the Variable Account for the mortality and expense risks we assume with respect to the Policy. This charge is based on the applicable Daily Risk Percentage, which we will from time to time determine based on our expectations of future interest, mortality experience, persistency, expenses and taxes. Expressed as an equivalent annual rate, the Daily Risk Percentage is guaranteed not to exceed 0.90% (0.0024548% daily) of assets. Our current effective annual rates as a percentage of assets are--

                           - 0.60% (0.0016389% daily) for Policy Years 1 through
                             10;

                           - 0.20% (0.0005474% daily) for Policy Years 11
                             through 20; and

                           - 0.10% (0.0002738% daily) thereafter.

                           The mortality risk we assume is that the group of
                       lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The

                        19                            SUN LIFE CORPORATE VUL-SM-
                       expense risk we assume is that the costs of issuing and administering Policies may be more than we estimated.

                           MONTHLY EXPENSE CHARGE.  We deduct a flat charge at
                       the beginning of each month to cover administrative and other expenses actually incurred. We will from time to time determine the applicable Monthly Expense Charge based on our expectations of future expenses, which will not exceed $13.75 in any Policy Month. We will allocate the Monthly Expense Charge among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts immediately prior to the deduction. Currently, the Monthly Expense Charge is $13.75 per month for the first Policy Year and $7.50 per month thereafter.

                           MONTHLY COST OF INSURANCE.  We deduct a Monthly Cost
                       of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. This charge is made, in arrears, at the end of each Policy Month. If you surrender your Policy on any day other than a Monthly Anniversary Day, we will deduct a cost of insurance charge on a pro-rata basis. We will allocate the Monthly Cost of Insurance deduction among Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts immediately prior to the deduction.

                           Monthly cost of insurance rates are based on the
                       length of time the Policy has been in force and on the insured's sex (except for unisex Policies), Issue Age, Class and table rating, if any. We will from time to time determine the applicable rates based on our expectations of future experience with respect to mortality, persistency, interest rates, expenses and taxes. Our cost of insurance rates for coverage under the Policy are guaranteed not to exceed the applicable maximum monthly rates shown in your Policy which are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females), unless the insured has been rated a substan-dard risk. Our cost of insurance rates for coverage under the APB Rider are guaranteed not to exceed the applicable maximum monthly rates shown in your Policy. In general, the maximum monthly rates for coverage under the APB Rider will not exceed 125% of the monthly rates based on the 1980 CSO Mortality Table A (for males and unisex Policies) or G (for females), unless the insured has been rated a substandard risk. Monthly cost of insurance rates for classes of insureds with substandard risk ratings are based on multiples of the CSO Mortality Tables described above.

                           REDUCTION OF CHARGES.  We reserve the right to reduce
                       any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose. We may change our requirements based on experience. We will determine the propriety and amount of any reduction. No reduction will be unfairly discriminatory against the interests of any class of policyowner.

                       TERMINATION OF POLICY

                           Your Policy will terminate on the earliest of--

                           - the date we receive your request to surrender,

                           - the expiration date of the grace period,

                        20                            SUN LIFE CORPORATE VUL-SM-

                           - the date of insured's death, or

                           - the date of Maturity.

                       OTHER POLICY PROVISIONS

                           ALTERATION.  Our sales representatives do not have
                       the authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary, or one of our vice presidents.

                           ASSIGNMENTS.  During the lifetime of the insured, you
                       may assign all or some of your rights under the Policy. All assignments must be filed at our Service Center and must be in satisfactory written form. The assignment will then be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center. We are not responsible for the validity or legal effect of any assignment.

                           RIGHTS OF OWNER.  While the insured is alive, unless
                       you have assigned any of these rights, you may--

                           - transfer ownership to a new owner;

                           - name a contingent owner who will automatically
                             become the owner of the Policy if you die before the insured;

                           - change or revoke a contingent owner;

                           - change or revoke a beneficiary; and

                           - exercise all other rights in the Policy.

                           When you transfer your rights to a new owner, you
                       automatically revoke any prior contingent owner designation. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action.

                           You do not need the consent of a beneficiary or a
                       contingent owner in order to exercise any of your rights. However, you must give us written notice of the requested action. The request must be filed at our Service Center and must be in satisfactory written form. Your request will then, except as otherwise specified in the Policy, be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center.

                           RIGHTS OF BENEFICIARY.  The beneficiary has no rights
                       in the Policy until the death of the insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

                           REPORTS TO POLICYOWNERS.  We will send you a report
                       at least once each Policy Year. The report will show current policy values, premiums paid, and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on those loans.

                           ILLUSTRATIONS.  Upon request, we will provide you
                       with a hypothetical illustration of future Account Value and Death Benefits. This illustration will be furnished to you for a fee not to exceed $25.

                        21                            SUN LIFE CORPORATE VUL-SM-

                           CONVERSION.  You may convert your Policy into a
                       flexible premium universal life policy offered by an affiliate, Sun Life Assurance Company of Canada, during the first 24 months after the Issue Date while the Policy is in force. Choice of a new policy is subject to our approval and will be restricted to those policies that offer the same Class and rating as your Policy. Our affiliate will issue the new policy with the same Class and rating as the Policy without new evidence of the insured's insurability. This provision does not apply to the APB
                       Rider, if any, or to any other supplemental benefits that may be attached to the Policy. Any riders or supplemental benefits will terminate automatically when the Policy is converted.

                           MISSTATEMENT OF AGE OR SEX.  If the age or sex
                       (unless a unisex Policy) of the insured is stated incorrectly in your policy application, the amounts payable by us will be adjusted.

                           MISSTATEMENT DISCOVERED AT DEATH--The Death Benefit
                       will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

                           MISSTATEMENT DISCOVERED PRIOR TO DEATH--The Account
                       Value will be recalculated from the Issue Date using the Monthly Cost of Insurance rates based on the correct age or sex.

                           SUICIDE.  Unless state law otherwise requires, if the
                       insured, whether sane or insane, commits suicide within two years after the Issue Date, we will not pay any part of the Policy Proceeds. We will refund to you the premiums paid, minus the amount of any Policy Debt and any partial surrenders.

                           INCONTESTABILITY.  All statements made in an
                       application or in a supplemental application are representations and not warranties. We will rely on these statements when approving the issuance, increase in face amount, increase in Base Death Benefit over premium paid, or change in death benefit option of the Policy. We can use no statement in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after a Policy has been in force during the lifetime of the insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after the increase has been in force during the lifetime of the insured for two years from the effective date of coverage of the increase. Any increase in Base Death Benefit over premium paid or increase in Base Death Benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the insured for two years from the date of the increase.

                           ADDITION, DELETION OR SUBSTITUTION OF
                       INVESTMENTS. Subject to our obtaining any necessary regulatory approvals, shares of other registered open-end investment companies or unit investment trusts may be substituted both for fund shares already purchased by the Variable Account and/or as the security to be purchased in the future. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In

                        22                            SUN LIFE CORPORATE VUL-SM-
                       the event of any substitution or other act described above, we may make appropriate amendment to the Policy to reflect the substitution.

                           NONPARTICIPATING.  The Policy does not pay dividends.
                       The Policy does not share in our profits or surplus earnings.

                           MODIFICATION.  Upon notice to you, we may modify the
                       Policy if that modification--

                           - is necessary to make the Policy or the Variable
                             Account comply with any law or regulation issued by a governmental agency to which we are or the Variable Account is subject;

                           - is necessary to assure continued qualification of
                             the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

                           - is necessary to reflect a change in the operation
                             of the Variable Account or the Sub-Accounts; or

                           - adds, deletes or otherwise changes Sub-Account
                             options.

                           We also reserve the right to modify certain
                       provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendment to the Policy to reflect the modification.

                           ENTIRE CONTRACT.  Your entire contract with us
                       consists of the Policy, including your policy application and any attached copies of supplemental applications for increases in the face amount. Any hypothetical illustrations prepared in connection with the Policy do not form a part of our contract with you and are intended solely to provide information about how policy values may be affected by different investment returns and other factors.

                                       PERFORMANCE INFORMATION

 We may present the        From time to time, we may advertise TOTAL RETURN and
 performance of the        AVERAGE ANNUAL TOTAL RETURN of the Funds. This
 underlying fund       performance information is based on historical earnings
 options in sales      and is not intended to indicate future performance.
 literature.

                           Total return for a Fund refers to the total of the
                       income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund. Total return for the Sub-Accounts refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund and net of the mortality and expense risk charge. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Fund's or Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the Fund or Sub-Account, they are not the same as actual year-by-year results.

                        23                            SUN LIFE CORPORATE VUL-SM-

                           We may compare performance information in reports and
                       promotional literature to--

                           - the S&P 500, Dow Jones Industrial Average, Lehman
                             Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

                           - other groups of variable life separate accounts or
                             other investment products tracked by Lipper
                             Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

                           - the Consumer Price Index (a measure for inflation)
                             to assess the real rate of return from an investment in the Sub-Account.

                           Unmanaged indices may assume the reinvestment of
                       dividends but generally do not reflect deductions for administrative and management costs and expenses.

                           We may provide in advertising, sales literature,
                       periodic publications or other materials information on various topics of interest to policyowners and prospective policyowners. Topics may include--

                           - the relationship between sectors of the economy and
                             the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

                           - the advantages and disadvantages of investing in
                             tax-deferred and taxable investments;

                           - customer profiles and hypothetical purchase and
                             investment scenarios;

                           - financial management and tax and retirement
                             planning; and

                           - investment alternatives to certificates of deposit
                             and other financial instruments, including comparisons between the Policy and the characteristics of and market for such financial instruments.

                           The Policy was first offered to the public in 1997.
                       We may, however, advertise total return data based on the period of time that the Funds have been in existence. The results for any period prior to the time the Policy was first publicly offered will be calculated as if the Policy had been offered during that period of time.

                        24                            SUN LIFE CORPORATE VUL-SM-

                                            VOTING RIGHTS

                           We will vote shares of the Funds held in the Variable
                       Account in accordance with instructions received from policyowners having a voting interest in the corresponding Sub-Accounts, to the extent required by law. We will provide each policyowner who has a voting interest a Sub-Account with the proxy materials of the corresponding Fund, together with an appropriate form for the policyowner to submit its voting instructions to us. We will vote shares for which we receive no timely instructions, together with shares not attributable to any Policy, in the same proportion as those shares held by the Sub-Account for which we receive instructions.

                           We will determine the number of shares for which you
                       are entitled to provide voting instructions as of the record date established for the applicable Fund. This number is determined by dividing your Account Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund.

                           We may, if required by state insurance regulators,
                       disregard voting instructions if the instructions require shares to be voted to cause a change in the subclassification or investment objective of one or more of the Funds, or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter of a Fund. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that the change would be contrary to state law or otherwise inappropriate in light of the objectives and purposes of the Fund. If we disregard voting instructions, we will include a summary of and the reasons for that action in our next periodic report to policyowners.

                           We reserve the right to vote shares held in the
                       Variable Account in our own right, if permitted by applicable law.

                                        DISTRIBUTION OF POLICY

                           We will offer the Policy only in jurisdictions where
                       the Policy may be lawfully sold. The Policy may be sold only by persons who are licensed insurance agents under applicable state law and who are licensed by the National Associated of Securities Dealers, Inc. (the "NASD") to sell variable insurance contracts as a registered representative of a broker-dealer which has entered into a distribution agreement with us and our general distributor, Clarendon Insurance Agency, Inc., one of our wholly-owned subsidiaries. Clarendon is a registered broker-dealer and member of the NASD. Clarendon's principal business offices are located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

 We pay registered         We may pay commissions in connection with sales of
 broker- dealers to        the Policy, and we may pay bonuses, as well as
 sell the Policy.      expense and training allowances. The maximum commission
                       payable will be 15% of premium paid in the first Policy
                       Year and 9% of premium paid in Policy Years two through seven. We may also pay a commission of--

                           - up to 0.10% of Account Value for Policy Years one
                             through seven;

                           - up to 0.20% of Account Value for Policy Years eight
                             through twenty; and

                        25                            SUN LIFE CORPORATE VUL-SM-

                           - up to 0.10% of Account Value thereafter.

                                      FEDERAL TAX CONSIDERATIONS

                           The following is a summary of our understanding of
                       current federal income tax laws and is not intended as tax advice. You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively. New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts. The Internal Revenue Code of 1986, as amended (the "Code"), is not in force in the Commonwealth of Puerto Rico. Accordingly, some references in this summary will not apply to Policies issued in Puerto Rico. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser. WE DO NOT MAKE ANY REPRESENTATION OR PROVIDE ANY GUARANTEE REGARDING THE FEDERAL, STATE OR LOCAL TAX TREATMENT OF ANY POLICY OR ANY TRANSACTION INVOLVING A POLICY.

                       OUR TAX STATUS

                           We are taxed as a life insurance company under
                       Subchapter L of the Code. Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

                           Taxes we pay, or reserve for, that are attributable
                       to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value. Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us. Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account. Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor. We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

                       TAXATION OF POLICY PROCEEDS

                           Section 7702 of the Code provides certain tests for
                       whether a policy will be treated as a "life insurance contract" for tax purposes. Provided that the owner of a Policy has an insurable interest in the insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract. As such, the death benefit under the Policy will be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the owner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts, until actual receipt thereof. CORPORATE OWNERS, HOWEVER, MAY BE SUBJECT TO ALTERNATIVE MINIMUM TAX ON THE ANNUAL INCREASES IN CASH SURRENDER VALUES AND ON THE DEATH BENEFIT.

                        26                            SUN LIFE CORPORATE VUL-SM-

                           To qualify as a life insurance contract under Section
                       7702, the Policy must satisfy certain actuarial requirements. Section 7702 requires that actuarial calculations be based on mortality charges that meet the "reasonable mortality charge" requirements set forth in the Code, and other charges reasonably expected to be actually paid. The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues. Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called "sub-standard risks") meet the applicable requirements, we cannot be certain. It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

                           For a variable contract like the Policy to qualify as
                       life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code. We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations. We also believe that the owner does not have excessive control over the assets underlying the Policy that would cause the owner to be treated as owning the investments underlying the Policy for federal income tax purposes. If guidelines are adopted which would treat the owner as having excessive control over the investments underlying the Policy, we will take any action (including modification of the Policy or the Variable Account) necessary to comply with the guidelines.

                           Upon the complete surrender or lapse of a Policy, the
                       amount by which the sum of the Policy's Cash Surrender Value and any unpaid Policy Debt exceeds the owner's "Investment in the Policy" (as defined below) is treated as ordinary income subject to tax. Any loss incurred upon surrender generally is not deductible.

                           The term "Investment in the Policy" means--

                           - the aggregate amount of any premiums or other
                             consideration paid for a Policy, MINUS

                           - the aggregate amount received under a Policy which
                             is excluded from the owner's gross income (other than loan amounts), PLUS

                           - the amount of any loan from, or secured by, a
                             Policy that is a Modified Endowment Contract (as defined below) to the extent that such amount is included in the owner's gross income.

                           The repayment of a policy loan (or the payment of
                       interest on a loan) does not affect the Investment in the Policy.

                           The tax consequences of distributions from, and loans
                       taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment Contract under Section 7702A of the Code. Due to the flexibility of the payment of premiums and other rights you have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy. A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been

                        27                            SUN LIFE CORPORATE VUL-SM-
                       paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums. If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level. If there is a "material change" to the Policy, the seven year testing period for Modified Endowment Contract status is restarted. A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

                           We have undertaken measures to prevent payment of a
                       premium from inadvertently causing the Policy to become a Modified Endowment Contract. In general, you should consult a qualified tax adviser before undertaking any transaction involving your Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

                           If a Policy is not a Modified Endowment Contract,
                       cash distributions from the Policy are treated first as a nontaxable return of the owner's Investment in the Policy and then as a distribution of the income earned under the Policy, which is subject to tax. (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years. Such a cash distribution is taxed in whole or in part as ordinary income.) Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner's gross income.

                           If a Policy is a Modified Endowment Contract,
                       distributions from the Policy are treated as ordinary income subject to tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy. Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy. A 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary. These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual). For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us (or our affiliates) to the same owner during any calendar year are treated as one Modified Endowment Contract.

                           There are limits on the deductibility of policy loan
                       interest. You should consult a qualified tax adviser regarding such deductions.

                           An owner generally will not recognize gain upon the
                       exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the owner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy's Account Value (which includes unpaid policy loans) exceeds the owner's Investment in the Policy.

                        28                            SUN LIFE CORPORATE VUL-SM-

                           A transfer of the Policy, a change in the owner, a
                       change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if you transfer your Policy or designate a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the death benefit payable upon the death of the insured may in certain circumstances be includible in your taxable income to the extent that the death benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee. Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to you as ordinary income.

                           Federal, as well as state and local, estate,
                       inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.

                                 OUR DIRECTORS AND EXECUTIVE OFFICERS

                           Our directors and executive officers are listed
                       below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, those directors and officers who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions. The asterisks below denote the year that the indicated director was elected to our board of directors.

                       JOHN D. MCNEIL, 64, Director (1982*)
                       150 King Street West
                       Toronto, Ontario, Canada M5H 1J9

                           He is Chairman and a Director of Sun Life Assurance
                       Company of Canada; a Director of Massachusetts Financial Services Company and Sun Life Insurance and Annuity Company of New York; a Trustee of MFS/Sun Life Series Trust; Chairman and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account; and a Director of Shell (Canada) Limited, Canadian Pacific, Ltd. and Canadian Pacific Securities (Ontario) Limited.

                       DONALD A. STEWART, 52, Chairman and Director (1996*) 150 King Street West
                       Toronto, Ontario, Canada M5H 1J9

                           He is President, Chief Executive Officer and a
                       Director of Sun Life Assurance Company of Canada; Chairman and a Director of Sun Life Insurance and Annuity Company of New York; and a Director of Massachusetts Financial Services Company, Massachusetts Casualty Insurance Company, Sun Life Financial Services Limited, Spectrum United Holdings, Inc. and Sun Life of Canada UK Holdings, plc.

                        29                            SUN LIFE CORPORATE VUL-SM-

                       DAVID D. HORN, 57, Director (1985*)
                       Strong Road
                       New Vineyard, ME 04956

                           He was formerly Senior Vice President and General
                       Manager for the United States of Sun Life Assurance Company of Canada, retiring in December, 1997. He is a Director of Sun Life Insurance and Annuity Company of New York; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

                       ANGUS A. MACNAUGHTON, 67, Director (1985*)
                       Metro Tower, Suite 1170
                       950 Tower Lane
                       Foster City, California 94404

                           He is President of Genstar Investment Corporation and
                       a Director of Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Canadian Pacific, Ltd., Varian Associates, Inc., Diversified Collection Services, Inc., the San Francisco Opera, Genstar Investment LLC and Genstar Capital Corporation; and Vice Chairman and a Director of Barrick Gold Corporation.

                       JOHN S. LANE, 63, Director (1991*)
                       150 King Street West
                       Toronto, Ontario, Canada M5H 1J9

                           He is Senior Vice President, Investments of Sun Life
                       Assurance Company of Canada; and a Director of Sun Life Insurance and Annuity Company of New York.

                       RICHARD B. BAILEY, 72, Director (1983*)
                       63 Atlantic Ave
                       Boston, Massachusetts 02116

                           He is a Director of Sun Life Insurance and Annuity
                       Company of New York and a Director/Trustee of certain Funds in the MFS Family of Funds.

                       M. COLYER CRUM, 66, Director (1986*)
                       104 Westcliff Street
                       Weston, Massachusetts 02193

                           He is Professor Emeritus of the Harvard Business
                       School; Chairman and a Director of Phaeton International N.V.; a Director of Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Cambridge Bancorp, Cambridge Trust Company, Merrill Lynch Ready Assets Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Special Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch U.S.A. Government Reserves, MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniYield Michigan Insured Fund, Inc., and MuniYield New Jersey Insured Fund, Inc.; and a Trustee of Merrill Lynch Global Resources Trust, Merrill

                        30                            SUN LIFE CORPORATE VUL-SM-

                       Lynch Ready Assets Trust, MuniYield Florida Insured Fund, and MuniYield Pennsylvania Fund. Prior to July, 1996, he was a Professor at the Harvard Business School.

                       S. CAESAR RABOY, 62, Senior Vice President and Deputy General Manager and Director (1996*)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02181

                           He is Senior Vice President and Deputy General
                       Manager for the United States of Sun Life Assurance Company of Canada; Senior Vice President and a Director of Sun Life Insurance and Annuity Company of New York; Vice President and a Director of Sun Life Financial Services Limited; and a Director of Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc.

                       JAMES M.A. ANDERSON, 49, Vice President, Investments
                       (1998)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02181

                           He is Vice President, Investments, of Sun Life
                       Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; President and a Director of Sun Capital Advisers, Inc.; President and C.E.O. of Sun Capital Advisers Trust; Vice President and a Director of Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Canada Financial Co.; Vice President, Investments, and a Director of Sun Life of Canada (U.S.) Distributors, Inc; and a Director of Massachusetts Casualty Insurance Company, New London Trust, F.S.B., Sun Benefit Services Company, Inc., Sun Life Information Services Ireland Limited, and Clarendon Insurance Agency, Inc.

                       C. JAMES PRIEUR, 47, President and Director (1998*) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02181

                           He is Senior Vice President and General Manager for
                       the United States of Sun Life Assurance Company of Canada; President and a Director of Sun Life Insurance and Annuity Company of New York; Chairman and a Director of Sun Life of Canada (U.S.) Distributors, Inc. and Sun Capital Advisers, Inc.; Chairman, Sun Capital Advisers Trust, President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada-- U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Canada Financial Co., Sun Life of Canada (U.S.) SPE 97-1, Inc., and Sun Benefit Services Company; and a Director of Clarendon Insurance Agency, Inc., Massachusetts Casualty Insurance Company, Sun Life Financial Services, Ltd and Sun Life Information Services Ireland Limited.

                       L. BROCK THOMSON, 57, Vice President and Treasurer (1974) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02181

                           He is Vice President, Portfolio Management for the
                       United States of Sun Life Assurance Company of Canada; Vice President and Treasurer of Sun Life of Canada (U.S.) Distributors, Inc., Sun Benefit Services Company, Inc., Sun

                        31                            SUN LIFE CORPORATE VUL-SM-

                       Life Insurance and Annuity Company of New York, and Clarendon Insurance Agency, Inc.; and Assistant Treasurer of Massachusetts Casualty Insurance Company.

                       ROBERT P. VROLYK, 45, Vice President and Actuary (1986) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02181

                           He is Vice President, Finance of Sun Life Assurance
                       Company of Canada; Vice President, Controller and Actuary of Sun Life Insurance and Annuity Company of New York; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Canada Financial Co., Sun Life of Canada (U.S.) Distributors, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc.; Vice President, Treasurer and a Director of Sun Capital Advisers, Inc.; Treasurer and Chief Financial Officer, Sun Capital Advisers Trust; Treasurer and a Director of Sun Life of Canada (U.S.) SPE 97-1, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sun Benefit Services Company, Inc., and Sun Life Information Services Ireland, Limited.

                       PETER F. DEMUTH, 40, Vice President, Chief Counsel and Assistant Secretary (1998)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481

                           He is Vice President and Chief Counsel for the United
                       States of Sun Life Assurance Company of Canada; and Assistant Secretary of Sun Life Insurance and Annuity Company of New York and Sun Capital Advisers Trust.

                       ELLEN B. KING, 41, Secretary (1998)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481

                           She is Assistant Counsel of Sun Life Assurance
                       Company of Canada and Secretary of Sun Life Insurance and Annuity Company of New York.

                           Our directors, officers and employees, and those of
                       our general distributor, Clarendon Insurance Agency, Inc., are covered under a commercial blanket bond and a liability policy.

                                          OTHER INFORMATION

                       STATE REGULATION

                           We are subject to the laws of Delaware governing life
                       insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

                           We are required to file an annual statement with the
                       insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

                        32                            SUN LIFE CORPORATE VUL-SM-

                       LEGAL PROCEEDINGS

                           There are no pending legal proceedings which would
                       have an adverse material effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

                       EXPERTS

                           Actuarial matters concerning the policy have been
                       examined by John E. Coleman, FSA, MAAA, Product Officer for Corporate Markets of Sun Life Assurance Company of Canada.

                       ACCOUNTANTS

                           The financial statements of the Variable Account and
                       our financial statements will be filed by amendment.

                       REGISTRATION STATEMENTS

                           This prospectus is part of a registration statement
                       that has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You may refer to the registration statement for additional information about us, the Variable Account, the underlying Funds and the Policy.

                       YEAR 2000 COMPLIANCE

                           During the fourth quarter of 1996, we began a
                       comprehensive analysis of our information technology ("IT") and non-IT systems, including our hardware, software, data, data feed products, and internal and external supporting services, to address the ability of these systems to process date calculations through the year 2000 and beyond correctly. We created a full-time year 2000 project team in early 1997 to manage this endeavor on a company-wide basis. Our year 2000 project is periodically reviewed by internal and external auditors.

                           To date, relevant systems have been identified and
                       their components inventoried, needed resolutions have been documented, timelines and project plans have been developed, remediation and testing are in process, and over 70% of our applications have been certified as compliant. Testing of vendor upgrades not available until late 1998 is ongoing, as is re-testing of interfaces to systems certified as compliant and re-testing of mission critical functions.

                           In mid-1997, the project team contacted all key
                       vendors to obtain either their certification for the products and services provided or their plan to make those products and services compliant. To date, approximately 90% of these vendors have responded, and the project team is in the process of reviewing their responses. In addition, the project team recently has opened communications with critical business partners, such as third-party administrators, investment property managers, investment mortgage correspondents and others, with the goal that these partners will continue to be able to support our objective of assuring year 2000 compliance.

                           Although we expect all critical systems to be year
                       2000 compliant before the end of 1999, there can be no assurance that this result will be completely

                        33                            SUN LIFE CORPORATE VUL-SM-
                       achieved. Factors giving rise to this uncertainty include possible loss of technical resources to perform the work, failure to identify all susceptible systems, non-compliance by third-parties whose systems and operations affect our company, and other similar uncertainties. A possible worst-case scenario might include one or more of our significant systems being non-compliant. Such a scenario could result in material disruption to our operations. Consequences of such disruptions could include, among other possibilities, the inability to update customers' accounts; process payment and other financial transactions; and report accurate data to management, customers, regulators and others. Consequences could also include business interruptions or shutdowns, reputational harm, increased scrutiny by regulators, and litigation related to year 2000 issues. Such potential consequences, depending on their nature and duration, could have material impact on our results of operations and financial position.

                           In order to mitigate the risks to our company of
                       material adverse operational or financial impacts from failure to achieve planned year 2000 compliance, we have established contingency planning at the business unit and corporate levels. By year-end 1998, we had expended, cumulatively, approximately $7 million on our year 2000 effort, and we expect to incur a further $4.8 million on this effort in 1999.

                       FINANCIAL STATEMENTS

                           Our financial statements, which are included in this
                       prospectus, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the shares of any Fund held in the Variable Account.

                        34                            SUN LIFE CORPORATE VUL-SM-

                                                                      APPENDIX A

                            GLOSSARY OF POLICY TERMS

    ACCOUNT VALUE--The sum of the amounts in each Sub-Account of the Variable Account with respect to a Policy, and the amount of the Loan Account.

    ANNIVERSARY--The same day in each succeeding year as the day of the year corresponding to the Issue Date.

    APB RIDER--An Additional Protection Benefit Rider (APB Rider) with which the Policy may be issued to provide additional life insurance coverage under the Policy.

    APB RIDER DEATH BENEFIT--The death benefit under the APB Rider.

    APB RIDER FACE AMOUNT--The amount of APB Rider coverage you request, as specified in your Application, used in determining the Death Benefit.

    ATTAINED AGE--The insured's Issue Age plus the number of completed Policy Years.

    BASE DEATH BENEFIT--The death benefit under the Policy, exclusive of any APB Rider Death Benefit or any other supplemental benefits.

    BUSINESS DAY--Any day that we are open for business.

    CASH SURRENDER VALUE--The Account Value less by the balance of any outstanding Policy Debt, plus any Sales Load Refund at Surrender.

    CLASS--The risk, underwriting, and substandard table rating, if any, classification of the insured.

    DAILY RISK PERCENTAGE--The applicable daily rate for deduction of the mortality and expense risk charge.

    DEATH BENEFIT--The sum of the Base Death Benefit and any APB Rider Death Benefit.

    DUE PROOF--Such evidence as we may reasonably require to establish that Policy Proceeds are due and payable.

    EFFECTIVE DATE OF COVERAGE--

    - Initially, the Investment Start Date;

    - with respect to any increase in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for such increase; and

    - with respect to any decrease in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

    EXPENSE CHARGES APPLIED TO PREMIUM--The expense charges applied to premium, consisting of the charges for premium tax, our federal tax obligations with respect to the Policy, and the sales load.

    FUND--A mutual fund in which a Sub-Account invests.

    GENERAL ACCOUNT--The assets held by us other than those allocated to the Sub-Accounts of the Variable Account or any of our other separate accounts.

    INVESTMENT START DATE--The date the first premium is applied, which will be the later of--

    - the Issue Date,

    - the Business Day we approve the application for a Policy, or

    - the Business Day we receive a Premium equal to or in excess of the Minimum Premium.

    ISSUE AGE--The insured's age as of the insured's birthday nearest the Issue Date.

    ISSUE DATE--A date specified in your Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.

    LOAN ACCOUNT--An account established for the Policy, the value of which is the principal amount of any outstanding loan against the Policy, plus credited interest thereon.

    MATURITY--The Anniversary on which the insured's Attained Age is 100.

    MINIMUM PREMIUM--The premium amount due and payable as of the Issue Date, as specified in your Policy. The Minimum Premium varies based on the Class, Issue Age, and sex of the insured and the Total Face Amount of the Policy.

    MONTHLY ANNIVERSARY DAY--The same day in each succeeding month as the day of the month corresponding to the Issue Date.

    MONTHLY COST OF INSURANCE--A deduction made on a monthly basis for the insurance coverage provided by the Policy.

    MONTHLY EXPENSE CHARGE--A per Policy deduction made on a monthly basis for administration and other expenses.

    NET PREMIUM--The amount you pay as the premium minus Expense Charges Applied to Premium.

    OUR PRINCIPAL OFFICE--Sun Life Assurance Company of Canada (U.S.) (Attn:
Corporate Markets), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may specify to you by written notice.

    POLICY DEBT--The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.

    POLICY MONTH--A one-month period commencing on the Issue Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

    POLICY PROCEEDS--The amount determined in accordance with the terms of this Policy that is payable at the death of the insured prior to Maturity.

    POLICY YEAR--A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.

    SALES LOAD REFUND AT SURRENDER--The portion of any premium paid in the Policy Year of surrender that we will refund if you surrender your Policy in the first three Policy Years.

    SEC--Securities and Exchange Commission.

    SERVICE CENTER--Andesa TPA, Inc., 1605 N. Cedar Crest Blvd., Suite 502, Allentown, Pennsylvania, 18104-2351, (610) 821-8980, or such other service center or address as we may hereafter specify to you by written notice.

    SPECIFIED FACE AMOUNT--The amount of life insurance coverage you request, as specified in your Policy, exclusive of any APB Rider coverage, used in determining the Death Benefit.

    SUB-ACCOUNTS--Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

    TARGET PREMIUM--An amount of premium specified as such in your Policy, used to determine our sales load charges.

    TOTAL FACE AMOUNT--The sum of the Specified Face Amount and the APB Rider Face Amount.

    UNIT--A unit of measurement that we use to calculate the value of each Sub-Account.

    UNIT VALUE--The value of each Unit of assets in a Sub-Account.

    VALUATION DATE--Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

    VALUATION PERIOD--A period of time from one to the next determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

    VARIABLE ACCOUNT--Sun Life of Canada (U.S.) Variable Account G, one of our separate accounts established for purposes including the funding of variable insurance benefits payable under the Policy.

                                                                      APPENDIX B

                         FEES AND EXPENSES OF THE FUNDS

    The table shown below illustrates the fees and expenses paid by the Funds as a percentage of average net assets based on information for the year ended December 31, 1997. These fees and expenses are more fully described in the Fund Prospectuses which accompany this prospectus. The data regarding the Funds' fees and expenses were provided by the Funds and have not been independently verified by us.

                              ANNUAL FUND EXPENSES
                  (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

                                              MANAGEMENT    OTHER     TOTAL ANNUAL
                                                 FEES      EXPENSES     EXPENSES
                                              ----------   --------   ------------
DREYFUS VARIABLE INVESTMENT FUND

- CAPITAL APPRECIATION PORTFOLIO                 0.75%       0.05%        0.80%

- GROWTH AND INCOME PORTFOLIO                    0.75%       0.05%        0.80%

- QUALITY BOND PORTFOLIO                         0.65%       0.10%        0.75%

- SMALL CAP PORTFOLIO                            0.75%       0.03%        0.78%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

- VIP EQUITY-INCOME PORTFOLIO                    0.50%       0.08%        0.58%(1)

- VIP GROWTH PORTFOLIO                           0.60%       0.09%        0.69%(1)

- VIP HIGH INCOME PORTFOLIO                      0.59%       0.12%        0.71%

- VIP MONEY MARKET PORTFOLIO                     0.21%       0.10%        0.31%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

- VIP II ASSET MANAGER: GROWTH PORTFOLIO         0.60%       0.17%        0.77%

- VIP II CONTRAFUND PORTFOLIO                    0.60%       0.11%        0.71%(1)

- VIP II INDEX 500 PORTFOLIO                     0.24%       0.04%        0.28%(2)

- VIP II INVESTMENT GRADE BOND PORTFOLIO         0.44%       0.14%        0.58%

J.P. MORGAN SERIES TRUST II

- J.P. MORGAN BOND PORTFOLIO                     0.30%       0.45%        0.75%(5)

- J.P. MORGAN EQUITY PORTFOLIO                   0.40%       0.50%        0.90%(5)

- J.P. MORGAN SMALL COMPANY PORTFOLIO            0.60%       0.55%        1.15%(5)

                                              MANAGEMENT    OTHER     TOTAL ANNUAL
                                                 FEES      EXPENSES     EXPENSES
                                              ----------   --------   ------------
MFS/SUN LIFE SERIES TRUST

- CAPITAL APPRECIATION SERIES                    0.73%       0.05%        0.78%

- CONSERVATIVE GROWTH SERIES                     0.55%       0.06%        0.61%

- EMERGING GROWTH SERIES                         0.73%       0.08%        0.81%

- GOVERNMENT SECURITIES SERIES                   0.55%       0.08%        0.63%

- RESEARCH SERIES                                0.72%       0.07%        0.79%

- TOTAL RETURN SERIES                            0.66%       0.05%        0.71%

- TRUST UTILITIES SERIES                         0.75%       0.11%        0.86%

- WORLD GROWTH SERIES                            0.88%       0.14%        1.02%

NEUBERGERBERMAN ADVISERS MANAGEMENT TRUST

- LIMITED MATURITY BOND PORTFOLIO                0.65%       0.12%        0.77%(3)

- MID-CAP GROWTH PORTFOLIO                       0.60%       0.40%        1.00%(3)(4)

- PARTNERS PORTFOLIO                             0.80%       0.06%        0.86%(3)

T. ROWE PRICE EQUITY SERIES, INC.

- EQUITY INCOME PORTFOLIO                        0.85%       0.00%        0.85%

- NEW AMERICA GROWTH PORTFOLIO                   0.85%       0.00%        0.85%

TEMPLETON VARIABLE PRODUCTS SERIES FUND

- TEMPLETON STOCK FUND: CLASS 1                  0.69%       0.19%        0.88%(6)

------------------------

(1) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for VIP Equity-Income Portfolio, .67% for VIP Growth Portfolio and .71% for VIP II Contrafund Portfolio.

(2) FMR agreed to reimburse a portion of VIP II Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .28%, .15% and .43% respectively.

(3) NeubergerBerman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

(4) Expenses reflect expense reimbursement NBMI has undertaken to reimburse the Mid-Cap Growth Portfolio for certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Mid-Cap Growth Portfolio's average daily net asset value. Absent such reimbursement, the Total Annual Expenses for the year ended December 31, 1997 was estimated to be 1.25% for the Mid-Cap Growth Portfolio. These expense reimbursement policies are subject to termination upon 60 days written notice with respect to the Mid-Cap Growth Portfolio, and there can be no assurance that these policies will be continued thereafter. The Mid-Cap Growth Portfolio commenced operations on November 3, 1997; therefore, the expense figures for the Portfolio are estimated.

(5) This information reflects current fees and expenses, restated to reflect an agreement by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan Investment Management Inc., to reimburse the Fund to the extent certain expenses exceed in any fiscal year 0.75%, 0.90% and 1.15% of the average daily net assets of J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio and J.P. Morgan Small Company Portfolio, respectively. Without such reimbursements, total fund annual expenses would have been 1.91% for the J.P. Morgan Bond Portfolio, 2.31% for the J.P. Morgan Equity Portfolio and 3.81% for the J.P. Morgan Small Company Portfolio.

(6) Management fees and total operating expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. See fund prospectus for details. Actual management fees and total fund operating expenses during 1997 were lower.

                                                                      APPENDIX C

              HYPOTHETICAL ILLUSTRATIONS OF CASH SURRENDER VALUES,
                       ACCOUNT VALUES AND DEATH BENEFITS

    The Tables on the following pages illustrate the way in which a Policy's Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time. They assume that all premiums are allocated to and remain in the Variable Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6%, and 12% over the periods indicated.

    All Tables illustrate a Policy where the insured is a male, Issue Age 45, in the preferred (non-tobacco) rate class. These illustrations all assume a Total Face Amount of $500,000 and payment of an annual premium of $12,600. Tables 1, 2, 5 and 6 assume a Specified Face Amount of $500,000. Tables 3 and 4 assume a Specified Face Amount of $50,000 and an APB Rider Face Amount of $450,000. Tables 1 and 2 are based on guaranteed issue underwriting, Death Benefit Option A, the Cash Value Accumulation Test and a Specified Face Amount of $500,000. Tables 3 and 4 are based on the same assumptions, except that the Total Face Amount reflects a Specified Face Amount of $50,000 and an APB Rider Face Amount of $450,000. Tables 5 and 6 are based on full medical underwriting, Death Benefit Option B, the Guideline Premium Test, and a Specified Face Amount of $500,000. Tables 1, 3 and 5 differ from Tables 2, 4 and 6, respectively, only in that Tables 1, 3 and 5 reflect the deduction of current policy charges as outlined below, while Tables 2, 4 and 6 reflect the deduction of policy charges at the guaranteed maximum rates (except that Kentucky policyowners will have higher premium tax deductions than those reflected).

    The Account Values and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Sub-Accounts of the Variable Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Fund varied above and below such averages.

    The amounts shown for the Death Benefits and Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth in the Tables. These include: Expense Charges Applied to Premium, assuming a premium tax rate of 2% for Tables 1, 3 and 5 and 4% for Tables 2, 4 and 6. The Daily Risk Percentage charged against the Separate Account for mortality and expense risks, at an effective annual rate of 0.75% for the first 10 Policy Years and 0.35% thereafter for Tables 1, 3 and 5, and 0.90% for all Policy Years for Tables 2, 4 and 6; the Monthly Expense Charge of $13.75 per month for the first Policy Year and $7.50 per month thereafter for Tables 1, 3 and 5, and $13.75 per month for all Policy Years for Tables 2, 4, and 6; and the Monthly Cost of Insurance based on current charges for Tables 1, 3 and 5, and guaranteed charges for Tables 2, 4, and 6.

    The amounts shown in the Tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.7579% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses of the Funds may be more or less than 0.7579%, will vary from year to year, and will depend upon how Account Value is allocated among the Sub-Accounts. See the individual prospectus for each Fund for more information on fund expenses.

    The gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.50%, 4.46%, and 10.41%, respectively, during the first 10 Policy Years and -1.10%, 4.88%, and 10.85%, respectively, thereafter taking into account the current Daily Risk Percentage and the assumed 0.7579%
charge for the Funds' advisory fees and operating expenses; and -1.64%, 4.30% and 10.25%, respectively taking into account the guaranteed Daily Risk Percentage.

    The hypothetical returns shown in the Tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits and cash values, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by a sufficient amount to cover the tax charges.

    The second column of each Table shows the amount which would accumulate if an amount equal to each premium were invested and earned interest, after taxes, at 5% per year, compounded annually.

    We will furnish upon request a comparable Table using any specific set of circumstances. In addition to a Table assuming policy charges at their maximum, we will furnish a Table assuming current policy charges.

                                    TABLE 1
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, GI, AGE 45
                         $500,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION A
                          CASH VALUE ACCUMULATION TEST
                             CURRENT POLICY CHARGES

                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%                   HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
          PREMIUMS                 NET -1.50%                           NET 4.46%                         NET 10.41%
          PAID PLUS    -----------------------------------    ------------------------------   ---------------------------------
          INTEREST       CASH                                   CASH                             CASH
 POLICY     AT 5%      SURRENDER     ACCOUNT       DEATH      SURRENDER    ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR    PER YEAR       VALUE        VALUE       BENEFIT       VALUE       VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   ---------    ---------    ---------    ---------    ---------    -------   -------   ---------   ---------   ---------
      1    13,230       10,925       10,169        500,000     11,565      10,809    500,000     12,205       11,449     500,000
      2    27,121       20,652       19,896        500,000     22,559      21,803    500,000     24,544       23,788     500,000
      3    41,708       30,028       29,272        500,000     33,838      33,082    500,000     37,963       37,207     500,000
      4    57,023       38,382       38,382        500,000     44,743      44,743    500,000     51,908       51,908     500,000
      5    73,104       47,273       47,273        500,000     56,849      56,849    500,000     68,076       68,076     500,000
      6    89,989       55,984       55,984        500,000     69,459      69,459    500,000     85,909       85,909     500,000
      7   107,719       64,541       64,541        500,000     82,623      82,623    500,000    105,612      105,612     500,000
      8   126,335       74,036       74,036        500,000     97,526      97,526    500,000    128,614      128,614     500,000
      9   145,881       83,322       83,322        500,000    113,051      113,051   500,000    154,010      154,010     500,000
     10   166,406       92,417       92,417        500,000    129,247      129,247   500,000    182,082      182,082     500,000
     11   187,956      101,690      101,690        500,000    146,701      146,701   500,000    213,952      213,952     500,000
     12   210,584      110,724      110,724        500,000    164,925      164,925   500,000    249,258      249,258     529,530
     13   234,343      119,519      119,519        500,000    183,971      183,971   500,000    288,135      288,135     595,781
     14   259,290      128,072      128,072        500,000    203,890      203,890   500,000    330,915      330,915     666,247
     15   285,484      136,427      136,427        500,000    224,780      224,780   500,000    378,025      378,025     741,383
     16   312,989      144,444      144,444        500,000    246,600      246,600   500,000    429,745      429,745     821,306
     17   341,868      152,154      152,154        500,000    269,451      269,451   502,026    486,547      486,547     906,507
     18   372,191      159,571      159,571        500,000    293,226      293,226   532,841    548,934      548,934     997,503
     19   404,031      166,653      166,653        500,000    317,871      317,871   563,649    617,385      617,385   1,094,747
     20   437,463      173,416      173,416        500,000    343,427      343,427   594,561    692,507      692,507   1,198,907
 Age 60   285,484      136,427      136,427        500,000    224,780      224,780   500,000    378,025      378,025     741,383
 Age 65   437,463      173,416      173,416        500,000    343,427      343,427   594,561    692,507      692,507   1,198,907
 Age 70   631,430      201,297      201,297        500,000    485,055      485,055   751,460   1,190,498   1,190,498   1,844,351
 Age 75   878,986      216,399      216,399        500,000    650,882      650,882   914,801   1,969,292   1,969,292   2,767,801

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 2
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, GI, AGE 45
                         $500,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION A
                          CASH VALUE ACCUMULATION TEST
                           GUARANTEED POLICY CHARGES

                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%                   HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
          PREMIUMS                 NET -1.64%                           NET 4.30%                         NET 10.25%
          PAID PLUS    -----------------------------------    ------------------------------   ---------------------------------
          INTEREST       CASH                                   CASH                             CASH
 POLICY     AT 5%      SURRENDER     ACCOUNT       DEATH      SURRENDER    ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR    PER YEAR       VALUE        VALUE       BENEFIT       VALUE       VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   ---------    ---------    ---------    ---------    ---------    -------   -------   ---------   ---------   ---------
      1    13,230        9,035        8,279        500,000      9,615       8,859    500,000     10,197        9,441     500,000
      2    27,121       17,038       16,282        500,000     18,716      17,960    500,000     20,466       19,710     500,000
      3    41,708       24,759       24,003        500,000     28,062      27,306    500,000     31,648       30,892     500,000
      4    57,023       31,443       31,443        500,000     36,908      36,908    500,000     43,083       43,083     500,000
      5    73,104       38,587       38,587        500,000     46,763      46,763    500,000     56,382       56,382     500,000
      6    89,989       45,433       45,433        500,000     56,880      56,880    500,000     70,910       70,910     500,000
      7   107,719       51,949       51,949        500,000     67,242      67,242    500,000     86,777       86,777     500,000
      8   126,335       59,209       59,209        500,000     79,003      79,003    500,000    105,347      105,347     500,000
      9   145,881       66,084       66,084        500,000     91,054      91,054    500,000    125,687      125,687     500,000
     10   166,406       72,545       72,545        500,000    103,389      103,389   500,000    147,988      147,988     500,000
     11   187,956       78,581       78,581        500,000    116,019      116,019   500,000    172,492      172,492     500,000
     12   210,584       84,172       84,172        500,000    128,954      128,954   500,000    199,472      199,472     500,000
     13   234,343       89,315       89,315        500,000    142,223      142,223   500,000    229,258      229,258     500,000
     14   259,290       93,995       93,995        500,000    155,848      155,848   500,000    262,078      262,078     527,654
     15   285,484       98,192       98,192        500,000    169,852      169,852   500,000    297,664      297,664     583,779
     16   312,989      101,864      101,864        500,000    184,249      184,249   500,000    336,191      336,191     642,509
     17   341,868      104,962      104,962        500,000    199,056      199,056   500,000    377,861      377,861     704,010
     18   372,191      107,422      107,422        500,000    214,286      214,286   500,000    422,880      422,880     768,443
     19   404,031      109,165      109,165        500,000    229,955      229,955   500,000    471,454      471,454     835,982
     20   437,463      110,111      110,111        500,000    246,098      246,098   500,000    523,803      523,803     906,837
 Age 60   285,484       98,192       98,192        500,000    169,852      169,852   500,000    297,664      297,664     583,779
 Age 65   437,463      110,111      110,111        500,000    246,098      246,098   500,000    523,803      523,803     906,837
 Age 70   631,430      100,217      100,217        500,000    335,960      335,960   520,478    851,609      851,609   1,319,336
 Age 75   878,986       51,375       51,375        500,000    433,917      433,917   609,861   1,316,591   1,316,591   1,850,442

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 3
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, GI, AGE 45
                         $50,000 SPECIFIED FACE AMOUNT
                         $450,000 APB RIDER FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION A
                          CASH VALUE ACCUMULATION TEST
                             CURRENT POLICY CHARGES

                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%                   HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
          PREMIUMS                 NET -1.50%                           NET 4.46%                         NET 10.41%
          PAID PLUS    -----------------------------------    ------------------------------   ---------------------------------
          INTEREST       CASH                                   CASH                             CASH
 POLICY     AT 5%      SURRENDER     ACCOUNT       DEATH      SURRENDER    ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR    PER YEAR       VALUE        VALUE       BENEFIT       VALUE       VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   ---------    ---------    ---------    ---------    ---------    -------   -------   ---------   ---------   ---------
      1    13,230       11,187       10,800        500,000     11,865      11,477    500,000     12,542       12,155     500,000
      2    27,121       21,536       21,149        500,000     23,560      23,173    500,000     25,665       25,278     500,000
      3    41,708       31,528       31,141        500,000     35,573      35,186    500,000     39,951       39,564     500,000
      4    57,023       40,860       40,860        500,000     47,616      47,616    500,000     55,225       55,225     500,000
      5    73,104       50,353       50,353        500,000     60,529      60,529    500,000     72,458       72,458     500,000
      6    89,989       59,660       59,660        500,000     73,986      73,986    500,000     91,471       91,471     500,000
      7   107,719       68,805       68,805        500,000     88,038      88,038    500,000    112,482      112,482     500,000
      8   126,335       78,251       78,251        500,000    103,201      103,201   500,000    136,225      136,225     500,000
      9   145,881       87,490       87,490        500,000    119,002      119,002   500,000    162,446      162,446     500,000
     10   166,406       96,538       96,538        500,000    135,487      135,487   500,000    191,432      191,432     500,000
     11   187,956      105,783      105,783        500,000    153,273      153,273   500,000    224,361      224,361     500,000
     12   210,584      114,791      114,791        500,000    171,850      171,850   500,000    260,752      260,752     553,949
     13   234,343      123,562      123,562        500,000    191,271      191,271   500,000    300,807      300,807     621,982
     14   259,290      132,093      132,093        500,000    211,590      211,590   500,000    344,882      344,882     694,366
     15   285,484      140,427      140,427        500,000    232,904      232,904   500,000    393,417      393,417     771,569
     16   312,989      148,428      148,428        500,000    255,180      255,180   500,000    446,700      446,700     853,709
     17   341,868      156,125      156,125        500,000    278,446      278,446   518,785    505,216      505,216     941,292
     18   372,191      163,532      163,532        500,000    302,594      302,594   549,864    569,486      569,486   1,034,850
     19   404,031      170,607      170,607        500,000    327,624      327,624   580,943    640,002      640,002   1,134,851
     20   437,463      177,367      177,367        500,000    353,578      353,578   612,134    717,388      717,388   1,241,982
 Age 60   285,484      140,427      140,427        500,000    232,904      232,904   500,000    393,417      393,417     771,569
 Age 65   437,463      177,367      177,367        500,000    353,578      353,578   612,134    717,388      717,388   1,241,982
 Age 70   631,430      205,313      205,313        500,000    497,380      497,380   770,555   1,230,362   1,230,362   1,906,110
 Age 75   878,986      220,673      220,673        500,000    665,703      665,703   935,632   2,032,540   2,032,540   2,856,695

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 4
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, GI, AGE 45
                         $50,000 SPECIFIED FACE AMOUNT
                         $450,000 APB RIDER FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION A
                          CASH VALUE ACCUMULATION TEST
                           GUARANTEED POLICY CHARGES

                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%                   HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
          PREMIUMS                 NET -1.64%                           NET 4.30%                         NET 10.25%
          PAID PLUS    -----------------------------------    ------------------------------   ---------------------------------
          INTEREST       CASH                                   CASH                             CASH
 POLICY     AT 5%      SURRENDER     ACCOUNT       DEATH      SURRENDER    ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR    PER YEAR       VALUE        VALUE       BENEFIT       VALUE       VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   ---------    ---------    ---------    ---------    ---------    -------   -------   ---------   ---------   ---------
      1    13,230        8,789        8,402        500,000      9,393       9,006    500,000      9,999        9,612     500,000
      2    27,121       16,874       16,487        500,000     18,612      18,225    500,000     20,426       20,039     500,000
      3    41,708       24,659       24,271        500,000     28,069      27,682    500,000     31,776       31,389     500,000
      4    57,023       31,756       31,756        500,000     37,390      37,390    500,000     43,766       43,766     500,000
      5    73,104       38,922       38,922        500,000     47,345      47,345    500,000     57,273       57,273     500,000
      6    89,989       45,764       45,764        500,000     57,557      57,557    500,000     72,042       72,042     500,000
      7   107,719       52,245       52,245        500,000     68,005      68,005    500,000     88,190       88,190     500,000
      8   126,335       58,801       58,801        500,000     79,173      79,173    500,000    106,387      106,387     500,000
      9   145,881       64,934       64,934        500,000     90,587      90,587    500,000    126,348      126,348     500,000
     10   166,406       70,605       70,605        500,000    102,236      102,236   500,000    148,279      148,279     500,000
     11   187,956       75,798       75,798        500,000    114,133      114,133   500,000    172,443      172,443     500,000
     12   210,584       80,484       80,484        500,000    126,285      126,285   500,000    199,142      199,142     500,000
     13   234,343       84,654       84,654        500,000    138,721      138,721   500,000    228,745      228,745     500,000
     14   259,290       88,281       88,281        500,000    151,463      151,463   500,000    261,507      261,507     526,504
     15   285,484       91,335       91,335        500,000    164,536      164,536   500,000    297,044      297,044     582,562
     16   312,989       93,755       93,755        500,000    177,951      177,951   500,000    335,516      335,516     641,221
     17   341,868       95,472       95,472        500,000    191,722      191,722   500,000    377,129      377,129     702,646
     18   372,191       96,392       96,392        500,000    205,859      205,859   500,000    422,086      422,086     766,999
     19   404,031       96,401       96,401        500,000    220,378      220,378   500,000    470,592      470,592     834,454
     20   437,463       95,381       95,381        500,000    235,311      235,311   500,000    522,869      522,869     905,220
 Age 60   285,484       91,335       91,335        500,000    164,536      164,536   500,000    297,044      297,044     582,562
 Age 65   437,463       95,381       95,381        500,000    235,311      235,311   500,000    522,869      522,869     905,220
 Age 70   631,430       70,356       70,356        500,000    319,053      319,053   500,000    850,224      850,224   1,317,190
 Age 75   878,986            0            0              0    415,224      415,224   583,589   1,314,570   1,314,570   1,847,601

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 5
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, MI, AGE 45
                         $500,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION B
                             GUIDELINE PREMIUM TEST
                             CURRENT POLICY CHARGES

                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%                   HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
          PREMIUMS                 NET -1.50%                           NET 4.46%                         NET 10.41%
          PAID PLUS    -----------------------------------    ------------------------------   ---------------------------------
          INTEREST       CASH                                   CASH                             CASH
 POLICY     AT 5%      SURRENDER     ACCOUNT       DEATH      SURRENDER    ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR    PER YEAR       VALUE        VALUE       BENEFIT       VALUE       VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   ---------    ---------    ---------    ---------    ---------    -------   -------   ---------   ---------   ---------
      1    13,230       11,109       10,353        510,353     11,753      10,997    510,997     12,397       11,641     511,641
      2    27,121       21,090       20,334        520,334     23,017      22,261    522,261     25,023       24,267     524,267
      3    41,708       30,766       30,010        530,010     34,625      33,869    533,869     38,799       38,043     538,043
      4    57,023       39,423       39,423        539,423     45,871      45,871    545,871     53,129       53,129     553,129
      5    73,104       48,593       48,593        548,593     58,305      58,305    558,305     69,679       69,679     569,679
      6    89,989       57,638       57,638        557,638     71,305      71,305    571,305     87,965       87,965     587,965
      7   107,719       66,458       66,458        566,458     84,793      84,793    584,793    108,062      108,062     608,062
      8   126,335       76,142       76,142        576,142     99,943      99,943    599,943    131,374      131,374     631,374
      9   145,881       85,557       85,557        585,557    115,639      115,639   615,639    156,982      156,982     656,982
     10   166,406       94,688       94,688        594,688    131,888      131,888   631,888    185,107      185,107     685,107
     11   187,956      103,907      103,907        603,907    149,262      149,262   649,262    216,824      216,824     716,824
     12   210,584      112,775      112,775        612,775    167,226      167,226   667,226    251,719      251,719     751,719
     13   234,343      121,251      121,251        621,251    185,765      185,765   685,765    290,093      290,093     790,093
     14   259,290      129,306      129,306        629,306    204,870      204,870   704,870    332,287      332,287     832,287
     15   285,484      136,950      136,950        636,950    224,576      224,576   724,576    378,720      378,720     878,720
     16   312,989      143,954      143,954        643,954    244,672      244,672   744,672    429,609      429,609     929,609
     17   341,868      150,481      150,481        650,481    265,336      265,336   765,336    485,599      485,599     985,599
     18   372,191      156,541      156,541        656,541    286,604      286,604   786,604    547,251      547,251   1,047,251
     19   404,031      162,058      162,058        662,058    308,417      308,417   808,417    615,092      615,092   1,115,091
     20   437,463      167,047      167,047        667,047    330,816      330,816   830,816    689,805      689,805   1,189,805
 Age 60   285,484      136,950      136,950        636,950    224,576      224,576   724,576    378,720      378,720     878,720
 Age 65   437,463      167,047      167,047        667,047    330,816      330,816   830,816    689,805      689,805   1,189,805
 Age 70   631,430      181,621      181,621        681,621    449,694      449,694   949,694   1,192,374   1,192,374   1,692,374
 Age 75   878,986      172,831      172,831        672,831    574,648      574,648   1,074,647 2,004,075   2,004,075   2,504,075

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 6
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, GI, AGE 45
                         $50,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION B
                             GUIDELINE PREMIUM TEST
                           GUARANTEED POLICY CHARGES

                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%                   HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
          PREMIUMS                 NET -1.64%                           NET 4.30%                         NET 10.25%
          PAID PLUS    -----------------------------------    ------------------------------   ---------------------------------
          INTEREST       CASH                                   CASH                             CASH
 POLICY     AT 5%      SURRENDER     ACCOUNT       DEATH      SURRENDER    ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR    PER YEAR       VALUE        VALUE       BENEFIT       VALUE       VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   ---------    ---------    ---------    ---------    ---------    -------   -------   ---------   ---------   ---------
      1    13,230        8,992        8,236        508,236      9,569       8,813    508,813     10,148        9,392     509,392
      2    27,121       16,908       16,152        516,152     18,573      17,817    517,817     20,309       19,553     519,553
      3    41,708       24,496       23,740        523,740     27,760      27,004    527,004     31,301       30,545     530,545
      4    57,023       30,995       30,995        530,995     36,372      36,372    536,372     42,445       42,445     542,445
      5    73,104       37,897       37,897        537,897     45,903      45,903    545,903     55,318       55,318     555,318
      6    89,989       44,437       44,437        544,437     55,589      55,589    555,589     69,250       69,250     569,250
      7   107,719       50,577       50,577        550,577     65,391      65,391    565,391     84,300       84,300     584,300
      8   126,335       57,372       57,372        557,372     76,428      76,428    576,428    101,762      101,762     601,762
      9   145,881       63,683       63,683        563,683     87,557      87,557    587,557    120,622      120,622     620,622
     10   166,406       69,468       69,468        569,468     98,732      98,732    598,731    140,969      140,969     640,969
     11   187,956       74,705       74,705        574,705    109,922      109,922   609,922    162,926      162,926     662,926
     12   210,584       79,364       79,364        579,364    121,088      121,088   621,088    186,614      186,614     686,614
     13   234,343       83,435       83,435        583,435    132,208      132,208   632,208    212,190      212,190     712,190
     14   259,290       86,891       86,891        586,891    143,246      143,246   643,246    239,811      239,811     739,811
     15   285,484       89,704       89,704        589,704    154,155      154,155   654,155    269,645      269,645     769,645
     16   312,989       91,819       91,819        591,819    164,864      164,864   664,864    301,850      301,850     801,850
     17   341,868       93,172       93,172        593,172    175,287      175,287   675,287    336,590      336,590     836,590
     18   372,191       93,682       93,682        593,682    185,316      185,316   685,316    374,025      374,025     874,025
     19   404,031       93,253       93,253        593,253    194,819      194,819   694,819    414,316      414,316     914,316
     20   437,463       91,795       91,795        591,795    203,667      203,667   703,667    457,644      457,644     957,644
 Age 60   285,484       89,704       89,704        589,704    154,155      154,155   654,155    269,645      269,645     769,645
 Age 65   437,463       91,795       91,795        591,795    203,667      203,667   703,667    457,644      457,644     957,644
 Age 70   631,430       66,612       66,612        566,612    233,730      233,730   733,730    728,320      728,320   1,228,320
 Age 75   878,986          625          625        500,625    221,966      221,966   721,966   1,113,462   1,113,462   1,613,462

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                  [Back Cover]

    A complete copy of the registration statement, of which this prospectus is a part, as well as additional information about us, the Policy, the Variable Account and the underlying Funds which may be of interest to you, is available on the SEC's Internet Web site (http//www.sec.gov). You may also review and copy this information at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for more information about the operation of the Public Reference Room. In addition, you may obtain copies of this information, upon payment of a fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                          PART II

                          CONTENTS OF REGISTRATION STATEMENT

     This registration statement comprises the following papers and documents:

          The facing sheet.

          The prospectuses consisting of 53 pages.

          The undertaking to file reports.

          Representation of reasonableness of fees.

          The Rule 484 undertaking.

          The signatures.

          Written consents of the following persons:

               Margaret Sears Mead, Assistant Vice President and Secretary
                    (Exhibit 2)
               John E. Coleman, FSA, MAAA (Exhibit 6)
               Deloitte & Touche LLP, Independent Public Accountants (Exhibit 7)

          The following exhibits:

1. Copies of all exhibits required by paragraph A of instructions for Exhibits to Form N-8B-2:

     (1) Resolution of Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G (1)

     (2)       Not Applicable

     (3)(a)    Principal Underwriting Agreement (2)

     (3)(b)    Form of Selling Agreements (2)

     (3)(c)    Schedule of Sales Commissions (3)

     (4)       Not Applicable

     (5)(a)    Form of Flexible Premium Variable Universal Life Insurance Policy
               (3)

     (5)(b)    Form of Additional Protection Benefit Rider (APB Rider) (3)

     (6)(a) Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (4)

     (6)(b)    Bylaws of Sun Life Assurance Company of Canada (U.S.) (4)

     (7)       Not Applicable.

     (8)       Forms of Participation Agreements (3)

     (9)       Not Applicable.

     (10) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (3)

     (11) Memorandum describing Sun Life Assurance Company of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures

2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered (5)

3.   None

4.   Not Applicable

5.   Not Applicable

6.   Opinion and Consent of John E. Coleman, FSA, MAAA

7.   Consent of Deloitte & Touche LLP, Independent Public Accountants (6)

8.   Powers of Attorney

____________

(1) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-29852.

(2) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087.

(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087.

(4) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907.

(5) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087.

(6)  To be filed by amendment.

                             UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       REPRESENTATION OF REASONABLENESS OF FEES

     Sun Life Assurance Company of Canada (U.S.) hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life Assurance Company of Canada (U.S.).

                            UNDERTAKING ON INDEMNIFICATION

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to its certificate of incorporation, bylaws, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the city of Wellesley Hills, and the Commonwealth of Massachusetts, on the 16th day of February, 1999.

                                   SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
                                   (Registrant)

                                   By:  SUN LIFE ASSURANCE COMPANY OF
                                        CANADA (U.S.)
                                        (Depositor)

                                   By:  /s/ C. James Prieur
                                        ---------------------------------------
                                        C. James Prieur

Attest:   /s/ Ellen B. King
         --------------------------
         Ellen B. King, Secretary

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.


 /s/ C. James Prieur            President and Director
--------------------------      (Principal Executive Officer)
C. James Prieur

 /s/ Robert P. Vrolyk           Vice President and Actuary
--------------------------      (Principal Financial &
Robert P. Vrolyk                Accounting Officer)

 * /s/ Donald A. Stewart        Chairman and Director
--------------------------
Donald A. Stewart

 * /s/ John D. McNeil           Director
--------------------------
John D. McNeil

 * /s/ M. Colyer Crum           Director
--------------------------
M. Colyer Crum

 * /s/ Richard B. Bailey        Director
--------------------------
Richard B. Bailey

 * /s/ David D. Horn            Director
--------------------------
David D. Horn

                                Director
--------------------------
John S. Lane

 * /s/ Angus A. MacNaughton     Director
--------------------------
Angus A. MacNaughton

 * /s/ S. Caesar Raboy          Senior Vice President and Deputy
--------------------------      General Manager and Director
S. Caesar Raboy



By:  /s/ Ellen B. King                                         February 16, 1999
     --------------------------------
     Ellen B. King, Attorney-In-Fact

* By Ellen B. King pursuant to Powers of Attorney filed with this registration statement.

                                    EXHIBIT INDEX


EXHIBIT NO.
1.A(1)       Resolution of Board of Directors of Sun Life Assurance Company of
             Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G*

1.A(3)(a)    Principal Underwriting Agreement*

1.A(3)(b)    Form of Selling Agreements*

1.A(3)(c)    Schedule of Sales Commissions*

1.A(5)(a)    Form of Flexible Premium Variable Universal Life Insurance Policy*

1.A(5)(b)    Form of Additional Protection Benefit Rider (APB Rider)*

1.A(6)(a)    Certificate of Incorporation of Sun Life Assurance Company of Canada
             (U.S.)*

1.A(6)(b)    Bylaws of Sun Life Assurance Company of Canada (U.S.)*

1.A(8)       Forms of Participation Agreements*

1.A(10)      Form of Application for Flexible Premium Variable Universal Life
             Insurance Policy*

1.A(11)      Memorandum describing Sun Life Assurance Company of Canada (U.S.)'s
             Issuance, Transfer and Redemption Procedures

2.           Opinion and Consent of Counsel as to the Legality of the Securities Being
             Registered*

6.           Opinion and Consent of John E. Coleman, FSA, MAAA

7.           Consent of Deloitte & Touche LLP, Independent Public Accountants**

8.           Powers of Attorney

__________

*    Incorporated herein by reference.

**   To be filed by amendment.